UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 06/30/2013

Item 1 – Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC

Semi-annual Report, June 30, 2013

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•	For the six months ended June 30, 2013, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 15.58% while the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM (the “Benchmark Index”) returned 15.68%. The return for the Series differs from the Benchmark Index due to Series expenses.

Describe the market environment.

  Risk markets globally began 2013 with a powerful relief rally after the United States averted the worst of its fiscal cliff situation with a last minute tax deal struck on New Year’s Day. The rally stalled in February, however, as economic momentum slowed and investors weighed the global impact of the US government spending cuts. Later in the first quarter, financial markets were rattled by a stalemate presidential election in Italy and a severe banking crisis in Cyprus, reminding investors that Europe was still quite vulnerable to political instability and its debt and banking problems were not resolved.

  US stocks persevered through these events in the eurozone as investors’ risk appetite was largely supported by the continuation of the US Federal Reserve monetary policy. Equities broadly advanced as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield. As the year progressed, the markets became increasingly dominated by speculation around the future direction of monetary policy. Sluggish global growth was conducive to positive equity market performance. Although disappointing economic reports caused financial market volatility to rise, the weak data also afforded investors some comfort that the central bank would continue to maintain their accommodative stance.

  However, after peaking in late May, US stock markets recoiled in response to comments from the US Federal Reserve, hinting that a change in its policy stance was on the horizon. Volatility picked up considerably and equities broadly declined through the remainder of the period due to concerns about the potential impact tighter monetary policy would have on financial markets and economic growth.

  While the US Federal Reserve hinted at tapering its bond-buying stimulus program, which created a catalyst for the sell-off in equity markets, indicators that global growth was continuing to slow (with the exception of Japan) was another source of investor anxiety. The US recovery showed signs of weakening and European countries saw economic conditions worsen. Slowing growth in emerging markets, particularly China and Brazil, dimmed the outlook for the entire global economy.

Describe recent portfolio activity.

  During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

  The Series remains positioned to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information as of June 30, 2013	Master Extended Market Index Series

Sector Allocation	Percent of Long-Term Investments
Financials	23%
Industrials	16
Technology	15
Consumer Services	12
Health Care	11
Consumer Goods	8
Oil & Gas	7
Basic Materials	5
Utilities	2
Telecommunications	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold an investment that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.	5,457	$119,945
AeroVironment, Inc. (a)	2,943	59,390
Alliant Techsystems, Inc.	4,347	357,889
Arotech Corp. (a)	2,867	4,301
Astronics Corp. (a)	1,694	69,234
Astrotech Corp. (a)	3,505	2,454
BE Aerospace, Inc. (a)	14,467	912,578
CPI Aerostructures, Inc. (a)	1,655	17,957
Cubic Corp.	2,754	132,468
Curtiss-Wright Corp.	6,323	234,330
Ducommun, Inc. (a)	1,595	33,910
Esterline Technologies Corp. (a)	4,304	311,136
Exelis, Inc.	25,599	353,010
GenCorp, Inc. (a)	8,839	143,722
Heico Corp.	129	6,498
Heico Corp., Class A	6,141	226,664
Hexcel Corp. (a)	13,864	472,069
Huntington Ingalls Industries, Inc.	6,911	390,333
Innovative Solutions & Support, Inc.	2,908	18,611
Kratos Defense & Security Solutions, Inc. (a)	7,919	51,315
LMI Aerospace, Inc. (a)	1,760	32,982
Mantech International Corp., Class A	2,953	77,132
Moog, Inc., Class A (a)	6,236	321,341
Orbital Sciences Corp. (a)	8,424	146,325
RBC Bearings, Inc. (a)	3,242	168,422
Smith & Wesson Holding Corp. (a)	9,625	96,058
Spirit AeroSystems Holdings, Inc., Class A (a)	15,146	325,336
Sturm Ruger & Co., Inc.	2,796	134,320
Taser International, Inc. (a)	7,804	66,490
Teledyne Technologies, Inc. (a)	5,157	398,894
TransDigm Group, Inc.	6,340	993,922
Triumph Group, Inc.	7,188	568,930
VSE Corp.	644	26,449
		7,274,415
Alternative Energy — 0.1%
Amyris, Inc. (a)	8,257	23,863
Ascent Solar Technologies, Inc. (a)(b)	4,569	3,564
BioFuel Energy Corp. (a)(b)	568	1,897
FuelCell Energy, Inc. (a)	23,883	30,331
GT Advanced Technologies, Inc. (a)	16,845	69,907
Green Plains Renewable Energy, Inc. (a)	3,197	42,584
GreenHunter Energy, Inc. (a)(b)	4,878	3,902
KiOR, Inc., Class A (a)	2,543	14,521
Ocean Power Technologies, Inc. (a)	1,816	2,942
Pacific Ethanol, Inc. (a)(b)	2,106	8,382
Plug Power, Inc. (a)(b)	5,885	2,236
Rex American Resources Corp. (a)	820	23,591
STR Holdings, Inc. (a)	6,861	15,574

	Shares	Value
Common Stocks
Alternative Energy (concluded)
Solazyme, Inc. (a)(b)	6,046	$70,859
SunPower Corp. (a)	4,501	93,171
Verenium Corp. (a)	4,249	9,518
		416,842
Automobiles & Parts — 1.8%
Allison Transmission Holdings, Inc.	4,401	101,575
American Axle & Manufacturing Holdings, Inc. (a)	9,525	177,451
Autoliv, Inc.	13,062	1,010,868
Cooper Tire & Rubber Co.	8,670	287,584
Dana Holding Corp.	20,092	386,972
Dorman Products, Inc.	3,786	172,755
Federal-Mogul Corp., Class A (a)	2,419	24,698
Fuel Systems Solutions, Inc. (a)	2,169	38,803
Gentex Corp.	19,685	453,739
Gentherm, Inc. (a)	4,901	91,012
LKQ Corp. (a)	41,097	1,058,248
Lear Corp.	12,620	763,005
LoJack Corp. (a)	3,917	12,338
Modine Manufacturing Co. (a)	6,486	70,568
Motorcar Parts of America, Inc. (a)	2,822	25,878
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,934	1,614
Shiloh Industries, Inc.	848	8,853
Standard Motor Products, Inc.	2,753	94,538
Stoneridge, Inc. (a)	3,773	43,918
Strattec Security Corp.	500	18,680
Superior Industries International, Inc.	3,069	52,817
TRW Automotive Holdings Corp. (a)	14,855	986,966
Tenneco, Inc. (a)	8,425	381,484
Tesla Motors, Inc. (a)(b)	10,054	1,080,101
Titan International, Inc.	7,502	126,559
U.S. Auto Parts Network, Inc. (a)	7,139	8,210
Visteon Corp. (a)	6,898	435,402
WABCO Holdings, Inc. (a)	8,622	643,977
		8,558,613
Banks — 5.0%
1st Source Corp.	774	18,390
1st United Bancorp, Inc.	5,499	36,953
Ameriana Bancorp	864	8,666
American National BankShares, Inc.	1,414	32,861
Ameris Bancorp (a)	3,662	61,705
Ames National Corp.	1,492	33,958
Arrow Financial Corp.	2,008	49,698
Associated Banc-Corp.	22,297	346,718
Astoria Financial Corp.	11,110	119,766
BCB Bancorp, Inc.	2,435	25,933
BOK Financial Corp.	3,409	218,346
Bancfirst Corp.	770	35,843
Bancorp of New Jersey, Inc.	1,300	18,824
The Bancorp, Inc. (a)	5,262	78,877
BancorpSouth, Inc.	11,532	204,116

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Banks (continued)
Bank Mutual Corp.	6,240	$35,194
Bank of Hawaii Corp.	6,025	303,178
Bank of Kentucky Financial Corp.	1,025	29,151
Bank of Marin Bancorp	894	35,760
Bank of the Ozarks, Inc.	4,166	180,513
BankFinancial Corp.	3,481	29,588
BankUnited, Inc.	6,896	179,365
Banner Corp.	2,488	84,070
Bar Harbor Bankshares	965	35,271
Beneficial Mutual Bancorp, Inc. (a)	4,923	41,353
Berkshire Bancorp, Inc.	1,442	11,464
Berkshire Hills Bancorp, Inc.	3,574	99,214
BofI Holding, Inc. (a)	1,829	83,805
Boston Private Financial Holdings, Inc.	11,287	120,094
Bridge Bancorp, Inc.	1,651	37,147
Bridge Capital Holdings (a)	1,807	28,659
Brookline Bancorp, Inc.	10,126	87,894
Bryn Mawr Bank Corp.	1,850	44,270
CFS Bancorp, Inc.	1,832	19,639
CNB Financial Corp.	2,254	38,183
CVB Financial Corp.	11,902	139,968
California First National Bancorp	611	10,082
Camco Financial Corp. (a)	2,821	9,253
Camden National Corp.	1,176	41,713
Cape Bancorp, Inc.	3,166	30,077
Capital City Bank Group, Inc. (a)	1,923	22,172
CapitalSource, Inc.	26,774	251,140
Capitol Federal Financial, Inc.	18,512	224,736
Cardinal Financial Corp.	4,490	65,734
Cascade Bancorp (a)	1,327	8,241
Cathay General Bancorp	10,115	205,840
Center Bancorp, Inc.	2,591	32,880
Centerstate Banks, Inc.	4,441	38,548
Central Pacific Financial Corp. (a)	4,174	75,132
Century Bancorp, Inc., Class A	731	25,585
Chemical Financial Corp.	3,807	98,944
Chicopee Bancorp, Inc.	1,566	26,465
Citizens & Northern Corp.	1,985	38,350
City Holding Co.	2,249	87,599
City National Corp.	6,510	412,539
Clifton Savings Bancorp, Inc.	1,775	21,034
CoBiz Financial, Inc.	5,027	41,724
Colony Bankcorp, Inc. (a)	750	5,160
Columbia Banking System, Inc.	7,050	167,860
Commerce Bancshares, Inc.	10,470	456,073
Community Bank System, Inc.	5,483	169,151
Community Trust Bancorp, Inc.	2,061	73,413
CommunityOne Bancorp (a)	1,696	13,755
Cullen/Frost Bankers, Inc.	8,194	547,113
Dime Community Bancshares, Inc.	4,444	68,082
Doral Financial Corp. (a)	20,342	16,884
ESB Financial Corp.	2,374	28,797
ESSA Bancorp, Inc.	2,145	23,509
Eagle Bancorp, Inc. (a)	3,247	72,672

	Shares	Value
Common Stocks
Banks (continued)
East-West Bancorp, Inc.	18,655	$513,012
Eastern Virginia Bankshares, Inc. (a)	2,546	12,730
Enterprise Bancorp, Inc.	1,140	21,079
Enterprise Financial Services Corp.	2,647	42,246
FNB Corp.	19,655	237,432
Farmers Capital Bank Corp. (a)	1,302	28,240
Fidelity Southern Corp. (a)	1,875	23,194
Financial Institutions, Inc.	1,950	35,899
First Bancorp, Inc.	1,663	29,069
First Bancorp, North Carolina	2,188	30,851
First Bancorp, Puerto Rico (a)	9,648	68,308
First Busey Corp.	10,122	45,549
First Citizens Banc Corp.	1,258	8,881
First Citizens BancShares, Inc., Class A	667	128,097
First Commonwealth Financial Corp.	13,545	99,827
First Community Bancshares, Inc.	2,285	35,829
First Connecticut Bancorp, Inc.	3,270	45,518
First Defiance Financial Corp.	1,426	32,156
First Federal Bancshares of Arkansas, Inc. (a)	1,590	12,561
First Financial Bancorp	8,056	120,034
First Financial Bankshares, Inc.	4,126	229,653
First Financial Corp.	1,608	49,832
First Financial Holdings, Inc.	2,423	51,392
First Financial Northwest, Inc.	2,613	26,940
First Financial Service Corp. (a)	358	1,264
First Horizon National Corp.	33,591	376,219
First Interstate Bancsystem, Inc.	2,703	56,033
First M&F Corp.	1,514	23,936
First Merchants Corp.	4,045	69,372
First Midwest Bancorp, Inc.	10,479	143,772
First Niagara Financial Group, Inc.	48,624	489,644
The First of Long Island Corp.	1,390	46,134
First Pactrust Bancorp, Inc.	2,030	27,567
First Republic Bank	9,545	367,292
First Security Entitlement	108	145
First Security Group, Inc. (a)(b)	2,291	4,971
First South Bancorp, Inc. (a)	1,978	12,560
First United Corp. (a)	1,435	10,705
FirstMerit Corp.	22,508	450,835
Flagstar Bancorp, Inc. (a)	2,769	38,655
Flushing Financial Corp.	4,169	68,580
Fox Chase Bancorp, Inc.	2,078	35,326
Franklin Financial Corp.	2,505	45,115
Fulton Financial Corp.	25,997	298,446
German American Bancorp, Inc.	1,987	44,747
Glacier Bancorp, Inc.	9,913	219,969
Great Southern Bancorp, Inc.	1,408	37,960
Guaranty Bancorp	3,393	38,511
HMN Financial, Inc. (a)	1,094	7,778
Hampton Roads Bankshares, Inc. (a)	6,003	7,744

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Banks (continued)
Hancock Holding Co.	11,382	$342,257
Hanmi Financial Corp. (a)	4,695	82,961
Hawthorn Bancshares, Inc.	1,195	14,220
Heartland Financial USA, Inc.	2,155	59,241
Heritage Commerce Corp. (a)	3,604	25,228
Heritage Financial Corp.	2,255	33,036
Home Bancorp, Inc. (a)	1,539	28,471
Home Bancshares, Inc.	6,446	167,403
Home Federal Bancorp, Inc.	2,462	31,366
HomeTrust Bancshares, Inc. (a)	3,179	53,916
Horizon Bancorp	1,182	24,125
Hudson Valley Holding Corp.	2,243	38,086
IBERIABANK Corp.	3,981	213,421
Independent Bank Corp.	3,109	107,260
Independent Bank Corp./MI (a)	1,901	11,957
International Bancshares Corp.	7,211	162,824
Intervest Bancshares Corp. (a)	2,799	18,697
Investors Bancorp, Inc.	6,844	144,272
Kearny Financial Corp. (a)	2,925	30,683
Lakeland Bancorp, Inc.	4,827	50,346
Lakeland Financial Corp.	2,321	64,408
MB Financial, Inc.	7,326	196,337
Macatawa Bank Corp. (a)	4,034	20,331
MainSource Financial Group, Inc.	2,922	39,242
Mercantile Bank Corp.	1,247	22,409
Merchants Bancshares, Inc.	955	28,239
Metro Bancorp, Inc. (a)	2,069	41,442
Midsouth Bancorp, Inc.	1,426	22,146
MidwestOne Financial Group, Inc.	1,321	31,783
MutualFirst Financial, Inc.	1,313	18,513
NASB Financial, Inc. (a)	717	18,764
NBT Bancorp, Inc.	5,949	125,940
National Bankshares, Inc.	1,269	45,088
National Penn Bancshares, Inc.	16,038	162,946
New York Community Bancorp, Inc.	60,329	844,606
Newbridge Bancorp (a)	4,068	24,367
North Valley Bancorp (a)	1,321	21,863
Northfield Bancorp, Inc.	3,265	38,266
Northrim BanCorp, Inc.	1,133	27,407
Northwest Bancshares, Inc.	12,760	172,388
Norwood Financial Corp.	859	24,911
OFG Bancorp	6,419	116,248
OceanFirst Financial Corp.	2,845	44,240
Ohio Valley Banc Corp.	934	20,156
Old National Bancorp	13,732	189,914
Old Second Bancorp, Inc. (a)	2,542	14,032
OmniAmerican Bancorp, Inc. (a)	2,074	45,690
Oritani Financial Corp.	5,892	92,387
Orrstown Financial Service, Inc. (a)	1,792	22,723
PVF Capital Corp. (a)	4,727	18,908
Pacific Continental Corp.	2,847	33,595
PacWest Bancorp	5,451	167,073
Park National Corp.	1,722	118,456
Park Sterling Corp. (a)	8,006	47,315
Peapack-Gladstone Financial Corp.	1,408	24,640

	Shares	Value
Common Stocks
Banks (continued)
Penns Woods Bancorp, Inc.	966	$40,437
Peoples Bancorp of North Carolina, Inc.	1,155	14,472
Peoples Bancorp, Inc.	1,544	32,548
Peoples Financial Corp.	1,245	16,098
Pinnacle Financial Partners, Inc. (a)	4,638	119,243
Popular, Inc. (a)	14,001	424,650
Porter Bancorp, Inc. (a)	1,044	887
Preferred Bank (a)	2,017	33,240
PrivateBancorp, Inc.	8,797	186,584
Prosperity Bancshares, Inc.	6,275	324,982
Provident Financial Holdings, Inc.	1,564	24,836
Provident Financial Services, Inc.	7,278	114,847
Provident New York Bancorp	5,827	54,424
Pulaski Financial Corp.	2,347	22,414
Renasant Corp.	3,535	86,042
Republic Bancorp, Inc., Class A	1,556	34,108
Republic First Bancorp, Inc. (a)	4,534	12,922
Riverview Bancorp, Inc. (a)	5,241	13,155
Rockville Financial, Inc.	4,307	56,336
Roma Financial Corp.	1,676	30,436
Royal Bancshares of Pennsylvania, Class A (a)	1,265	1,796
S&T Bancorp, Inc.	3,973	77,871
SCBT Financial Corp.	2,359	118,870
SVB Financial Group (a)	6,234	519,417
SY Bancorp, Inc.	2,038	49,992
Sandy Spring Bancorp, Inc.	3,692	79,821
Seacoast Banking Corp. of Florida (a)	13,010	28,622
Shore Bancshares, Inc. (a)	1,363	10,032
Sierra Bancorp	1,748	25,870
Signature Bank (a)(b)	6,633	550,672
Simmons First National Corp., Class A	2,274	59,329
Southside Bancshares, Inc.	2,491	59,485
Southwest Bancorp, Inc. (a)	2,919	38,531
State Bank Financial Corp.	5,211	78,321
StellarOne Corp.	3,117	61,249
Sterling Bancorp	4,510	52,406
Sterling Financial Corp.	3,863	91,862
Suffolk Bancorp (a)	1,913	31,258
Summit Financial Group, Inc. (a)	785	6,311
Sun Bancorp, Inc. (a)	7,290	24,713
Susquehanna Bancshares, Inc.	24,908	320,068
Synovus Financial Corp.	107,161	312,910
TCF Financial Corp.	22,400	317,632
TFS Financial Corp. (a)	11,430	128,016
Taylor Capital Group, Inc. (a)	2,289	38,661
Territorial Bancorp, Inc.	2,324	52,546
Texas Capital Bancshares, Inc. (a)	5,729	254,138
Tompkins Trustco, Inc.	1,650	74,563
Towne Bank	4,373	64,371
Trico Bancshares	1,982	42,276

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Banks (concluded)
TrustCo Bank Corp. NY	12,856	$69,937
Trustmark Corp.	8,834	217,140
UMB Financial Corp.	4,249	236,542
Umpqua Holdings Corp.	15,067	226,156
Union First Market Bankshares Corp.	2,830	58,270
United Bancorp, Inc.	1,857	13,185
United Bankshares, Inc.	5,963	157,721
United Community Banks, Inc. (a)	6,607	82,059
United Community Financial Corp. (a)	5,534	25,733
United Financial Bancorp, Inc.	2,897	43,890
United Security Bancshares (a)	3,600	15,264
Univest Corp. of Pennsylvania	2,482	47,332
Valley National Bancorp	26,753	253,351
ViewPoint Financial Group, Inc.	5,555	115,600
Virginia Commerce Bancorp, Inc. (a)	4,176	58,297
WSFS Financial Corp.	1,149	60,196
Washington Banking Co.	2,825	40,115
Washington Federal, Inc.	13,728	259,185
Washington Trust Bancorp, Inc.	2,042	58,238
Waterstone Financial, Inc. (a)	1,813	18,420
Webster Financial Corp.	12,344	316,994
WesBanco, Inc.	3,742	98,901
West Bancorp., Inc.	2,837	33,335
Westamerica Bancorp	3,644	166,494
Western Alliance Bancorp (a)	10,473	165,788
Westfield Financial, Inc.	4,229	29,603
Wilshire Bancorp, Inc.	9,383	62,115
Wintrust Financial Corp.	5,035	192,740
Yadkin Financial Corp. (a)	2,300	32,292
		24,172,006
Beverages — 0.1%
The Boston Beer Co., Inc., Class A (a)	1,146	195,553
Coca-Cola Bottling Co. Consolidated	705	43,111
Craft Brew Alliance, Inc. (a)	1,511	12,451
Jamba, Inc. (a)	2,541	37,937
National Beverage Corp.	1,965	34,329
Primo Water Corp. (a)	5,693	10,361
Willamette Valley Vineyards, Inc. (a)	971	4,340
		338,082
Chemicals — 2.4%
A. Schulman, Inc.	3,979	106,717
Aceto Corp.	3,697	51,499
Albemarle Corp.	11,999	747,418
American Vanguard Corp.	3,434	80,459
Ashland, Inc.	10,081	841,763
Axiall Corp.	9,657	411,195
Balchem Corp.	4,238	189,650
Cabot Corp.	8,045	301,044

	Shares	Value
Common Stocks
Chemicals (concluded)
Calgon Carbon Corp. (a)	7,694	$128,336
Cambrex Corp. (a)	4,691	65,533
Celanese Corp., Series A	21,841	978,477
Chase Corp.	1,295	28,956
Chemtura Corp. (a)	13,452	273,076
Codexis, Inc. (a)	4,978	11,001
Cytec Industries, Inc.	5,750	421,187
Ferro Corp. (a)	12,030	83,609
FutureFuel Corp.	2,495	35,354
H.B. Fuller Co.	6,784	256,503
Hawkins, Inc.	1,371	54,004
Huntsman Corp.	26,395	437,101
Innophos Holdings, Inc.	2,976	140,378
Intrepid Potash, Inc.	7,289	138,855
KMG Chemicals, Inc.	1,340	28,274
Koppers Holdings, Inc.	2,838	108,355
Kraton Performance Polymers, Inc. (a)	4,660	98,792
Kronos Worldwide, Inc.	2,763	44,871
LSB Industries, Inc. (a)	2,711	82,442
Metabolix, Inc. (a)	4,583	6,508
Minerals Technologies, Inc.	4,784	197,771
NL Industries, Inc.	962	10,871
NewMarket Corp.	1,468	385,438
OM Group, Inc. (a)	4,425	136,821
Omnova Solutions, Inc. (a)	6,833	54,732
Olin Corp.	10,945	261,804
Penford Corp. (a)	2,070	27,717
PolyOne Corp.	13,631	337,776
Polypore International, Inc. (a)	6,511	262,393
Quaker Chemical Corp.	1,833	113,664
RPM International, Inc.	18,084	577,603
Rentech, Inc.	30,656	64,378
Rockwood Holdings, Inc.	10,713	685,953
Senomyx, Inc. (a)	7,787	16,976
Sensient Technologies Corp.	6,869	277,988
Stepan Co.	2,393	133,075
TOR Minerals International, Inc. (a)	651	7,168
Tredegar Corp.	3,356	86,249
Tronox Ltd., Class A	2,912	58,677
Valhi, Inc.	2,609	35,848
The Valspar Corp.	11,182	723,140
W.R. Grace & Co. (a)	9,830	826,113
Westlake Chemical Corp.	2,765	266,574
Zagg, Inc. (a)	3,931	21,031
Zep, Inc.	3,240	51,289
Zoltek Cos., Inc. (a)	4,026	51,976
		11,824,382
Construction & Materials — 2.5%
A.O. Smith Corp.	10,599	384,532
Aaon, Inc.	2,619	86,636
AECOM Technology Corp. (a)	14,135	449,352
Acuity Brands, Inc.	5,858	442,396
Aegion Corp. (a)	5,508	123,985

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Construction & Materials (continued)
Ameresco, Inc., Class A (a)	2,678	$24,129
American DG Energy, Inc. (a)	7,238	9,482
American Woodmark Corp. (a)	1,517	52,640
Apogee Enterprises, Inc.	3,942	94,608
Argan, Inc.	1,576	24,586
Armstrong World Industries, Inc. (a)	2,857	136,536
Baran Group Ltd. (a)	102	408
BlueLinx Holdings, Inc. (a)	6,331	13,612
Builders FirstSource, Inc. (a)	8,159	48,791
Chicago Bridge & Iron Co. NV	14,724	878,434
EMCOR Group, Inc.	9,063	368,411
Eagle Materials, Inc.	6,533	432,942
Fortune Brands Home & Security, Inc.	22,877	886,255
Foster Wheeler AG (a)	13,696	297,340
Generac Holdings, Inc.	7,242	268,026
Gibraltar Industries, Inc. (a)	4,188	60,977
Granite Construction, Inc.	4,840	144,038
Great Lakes Dredge & Dock Corp.	7,794	60,949
Griffon Corp.	6,030	67,837
Headwaters, Inc. (a)	10,938	96,692
Hill International, Inc. (a)	3,739	10,245
Insteel Industries, Inc.	2,430	42,574
Integrated Electrical Services, Inc. (a)	2,175	9,679
KBR, Inc.	20,208	656,760
L.B. Foster Co., Class A	1,447	62,467
Layne Christensen Co. (a)	2,780	54,238
Lennox International, Inc.	6,241	402,794
Louisiana-Pacific Corp. (a)	19,354	286,246
MDU Resources Group, Inc.	25,727	666,587
MYR Group, Inc. (a)	2,944	57,261
Martin Marietta Materials, Inc.	6,317	621,719
Mastec, Inc. (a)(b)	8,026	264,055
Mueller Water Products, Inc., Series A	21,903	151,350
NCI Building Systems, Inc. (a)	3,145	48,087
Nortek, Inc. (a)	2,331	150,186
Northwest Pipe Co. (a)	1,512	42,185
Omega Flex, Inc.	642	9,546
Orion Marine Group, Inc. (a)	4,065	49,146
Owens Corning, Inc. (a)	16,343	638,684
PGT, Inc. (a)	4,952	42,934
Pike Electric Corp.	4,270	52,521
Primoris Services Corp.	4,266	84,125
Quanex Building Products Corp.	5,035	84,789
Simpson Manufacturing Co., Inc.	5,491	161,545
Sterling Construction Co., Inc. (a)	2,322	21,037
TRC Cos., Inc. (a)	2,546	17,822
Texas Industries, Inc. (a)	2,962	192,945
Thermon Group Holdings, Inc. (a)	2,677	54,611
Trex Co., Inc. (a)	2,178	103,433
Tutor Perini Corp. (a)	4,955	89,636
USG Corp. (a)	12,215	281,556
Universal Forest Products, Inc.	2,703	107,904

	Shares	Value
Common Stocks
Construction & Materials (concluded)
Valmont Industries, Inc.	3,243	$464,041
Watsco, Inc.	4,066	341,381
Watts Water Technologies, Inc., Class A	3,790	171,839
		11,949,522
Electricity — 1.7%
Allete, Inc.	4,870	242,769
Alliant Energy Corp.	15,118	762,250
Black Hills Corp.	6,145	299,569
Calpine Corp. (a)	52,699	1,118,800
Cleco Corp.	8,193	380,401
Covanta Holding Corp.	17,895	358,258
Dynegy, Inc. (a)	13,662	308,078
El Paso Electric Co.	5,609	198,054
The Empire District Electric Co.	5,991	133,659
Great Plains Energy, Inc.	21,034	474,106
Hawaiian Electric Industries, Inc.	13,334	337,484
IDACORP, Inc.	6,741	321,950
ITC Holdings Corp.	7,277	664,390
MGE Energy, Inc.	3,179	174,082
NV Energy, Inc.	32,493	762,286
NorthWestern Corp.	5,203	207,600
Ormat Technologies, Inc.	2,618	61,575
Portland General Electric Co.	10,229	312,905
U.S. Geothermal, Inc. (a)	23,727	8,304
UIL Holdings Corp.	7,063	270,160
UNS Energy Corp.	5,726	256,124
Unitil Corp.	2,404	69,427
Westar Energy, Inc.	17,382	555,529
		8,277,760
Electronic & Electrical Equipment — 3.0%
AMETEK, Inc.	33,393	1,412,524
API Technologies Corp. (a)	6,910	19,348
AVX Corp.	6,028	70,829
AZZ, Inc.	3,560	137,274
Active Power, Inc. (a)	3,371	14,091
Adept Technology, Inc. (a)	2,758	10,729
Aeroflex Holding Corp. (a)	3,277	25,856
Allied Motion Technologies, Inc.	1,204	8,127
Altair Nanotechnologies, Inc. (a)	2,353	5,224
American Science & Engineering, Inc.	1,163	65,128
American Superconductor Corp. (a)	7,093	18,726
Anaren, Inc. (a)	1,930	44,274
Anixter International, Inc. (a)	3,685	279,360
Arrow Electronics, Inc. (a)(b)	14,246	567,703
Avnet, Inc. (a)	18,633	626,069
Badger Meter, Inc.	2,072	92,308
Ballantyne Strong, Inc. (a)	2,537	10,706
Bel Fuse, Inc.	1,916	25,770
Belden, Inc.	6,128	305,971
Benchmark Electronics, Inc. (a)	7,550	151,755
Brady Corp.	6,198	190,465
CTS Corp.	4,722	64,408

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Electronic & Electrical Equipment (continued)
Capstone Turbine Corp. (a)	46,415	$54,306
Checkpoint Systems, Inc. (a)	5,924	84,062
Cognex Corp.	5,572	251,966
Coherent, Inc.	3,415	188,064
Coleman Cable, Inc.	1,384	24,995
Cyberoptics Corp. (a)	1,821	10,580
Daktronics, Inc.	5,380	55,199
ESCO Technologies, Inc.	3,667	118,737
Echelon Corp. (a)	6,355	13,409
Electro Rent Corp.	2,868	48,154
Electro Scientific Industries, Inc.	4,035	43,417
Encore Wire Corp.	2,613	89,103
eMagin Corp.	3,773	13,432
EnerNOC, Inc. (a)	3,738	49,566
EnerSys	6,610	324,154
Faro Technologies, Inc. (a)	2,448	82,791
FEI Co.	5,376	392,394
Fabrinet (a)	4,090	57,260
General Cable Corp.	6,757	207,778
GrafTech International Ltd. (a)	17,195	125,180
Greatbatch, Inc. (a)(b)	3,390	111,158
Houston Wire & Cable Co.	2,488	34,434
Hubbell, Inc., Class B	7,264	719,136
II-VI, Inc. (a)	7,544	122,665
IPG Photonics Corp.	4,052	246,078
Intevac, Inc. (a)	4,370	24,734
IntriCon Corp. (a)	1,324	4,647
Itron, Inc. (a)(b)	5,466	231,922
Kemet Corp. (a)	6,464	26,567
LSI Industries, Inc.	3,032	24,529
Landauer, Inc.	1,485	71,740
Lightpath Technologies, Inc., Class A (a)	3,924	4,866
Lime Energy Co. (a)	3,916	2,585
Littelfuse, Inc.	3,064	228,605
MTS Systems Corp.	2,263	128,086
Magnetek, Inc. (a)	661	11,918
Maxwell Technologies, Inc. (a)	4,773	34,127
Measurement Specialties, Inc. (a)	2,224	103,483
Methode Electronics, Inc.	5,028	85,526
Mettler-Toledo International, Inc. (a)	4,185	842,022
Microvision, Inc. (a)	4,267	10,753
Multi-Fineline Electronix, Inc. (a)	1,332	19,727
Napco Security Technologies, Inc. (a)	3,170	15,153
NVE Corp. (a)	900	42,138
National Instruments Corp.	13,095	365,874
Newport Corp. (a)	5,780	80,515
OSI Systems, Inc. (a)	2,640	170,069
Orion Energy Systems, Inc. (a)	2,807	6,961
Parametric Sound Corp. (a)	1,036	16,835
Park Electrochemical Corp.	2,847	68,356
Planar Systems, Inc. (a)	5,103	8,318
Plexus Corp. (a)	4,768	142,516

	Shares	Value
Common Stocks
Electronic & Electrical Equipment (concluded)
Powell Industries, Inc. (a)	1,300	$67,145
Power-One, Inc. (a)	17,303	109,355
Pulse Electronics Corp. (a)	1,702	4,459
Regal-Beloit Corp.	6,153	398,960
Research Frontiers, Inc. (a)	4,006	15,944
Richardson Electronics Ltd.	1,792	21,038
Rofin-Sinar Technologies, Inc. (a)	4,010	100,009
Rogers Corp. (a)(b)	2,417	114,372
Rubicon Technology, Inc. (a)(b)	2,823	22,612
SL Industries, Inc.	750	18,810
Sanmina Corp. (a)	11,440	164,164
Sensata Technologies Holding NV (a)	17,666	616,543
Servotronics, Inc.	400	3,120
Sigmatron International, Inc. (a)	1,200	5,088
Superconductor Technologies, Inc. (a)(b)	1,261	3,972
Synthesis Energy Systems, Inc. (a)	7,050	5,478
TTM Technologies, Inc. (a)	7,681	64,520
Trimble Navigation Ltd. (a)	35,322	918,725
UQM Technologies, Inc. (a)	8,673	10,408
Ultralife Batteries, Inc. (a)	2,116	7,533
Universal Display Corp. (a)	5,774	162,307
Veeco Instruments, Inc. (a)	5,451	193,074
Viasystems Group, Inc. (a)	729	8,405
Vicor Corp. (a)	3,482	23,852
Vishay Intertechnology, Inc. (a)	18,252	253,520
Vishay Precision Group, Inc. (a)	2,195	33,232
WESCO International, Inc. (a)	6,099	414,488
Zebra Technologies Corp., Class A (a)	7,066	306,947
Zygo Corp. (a)	2,895	45,770
		14,501,085
Financial Services — 3.0%
Affiliated Managers Group, Inc. (a)	7,286	1,194,467
Altisource Portfolio Solutions SA (a)	2,025	190,512
Asta Funding, Inc.	1,806	15,622
Atlanticus Holdings Corp. (a)	1,465	5,245
BBCN Bancorp, Inc.	11,221	159,563
BGC Partners, Inc.	15,699	92,467
CBOE Holdings, Inc.	12,150	566,676
CIFC Corp. (a)	949	7,165
CIT Group, Inc. (a)	27,641	1,288,900
Calamos Asset Management, Inc., Class A	2,844	29,862
Cash America International, Inc.	3,956	179,840
Cohen & Steers, Inc.	2,560	86,989
Cowen Group, Inc., Class A (a)	12,323	35,737
Credit Acceptance Corp. (a)	1,586	166,609
DFC Global Corp. (a)	6,027	83,233
Diamond Hill Investments Group, Inc.	461	39,208
Eaton Vance Corp.	16,817	632,151
Encore Capital Group, Inc. (a)	3,295	109,097

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Financial Services (continued)
Evercore Partners, Inc., Class A	4,130	$162,226
Ezcorp, Inc. (a)	6,622	111,779
FBR & Co. (a)	1,539	38,875
FXCM, Inc.	4,289	70,382
Federal Agricultural Mortgage Corp., Class B	1,639	47,334
Federated Investors, Inc., Class B	13,134	360,003
Fidelity National Financial, Inc., Class A	29,500	702,395
Financial Engines, Inc.	6,021	274,497
First Cash Financial Services, Inc. (a)	3,808	187,392
The First Marblehead Corp. (a)	12,084	14,259
GAMCO Investors, Inc., Class A	597	33,080
GFI Group, Inc.	9,674	37,825
Gleacher & Co., Inc. (a)	832	11,548
Green Dot Corp., Class A (a)	3,156	62,962
Greenhill & Co., Inc.	3,730	170,610
ING US, Inc. (a)	8,838	239,156
International FCStone, Inc. (a)(b)	2,189	38,198
Imperial Holdings, Inc. (a)	3,012	20,632
Institutional Financial Market, Inc.	1,108	2,836
Interactive Brokers Group, Inc., Class A	5,243	83,731
Intersections, Inc.	1,474	12,927
Investment Technology Group, Inc. (a)	5,421	75,786
JMP Group, Inc.	3,059	20,312
Janus Capital Group, Inc.	26,252	223,405
Knight Capital Group, Inc., Class A (a)	40,948	147,003
LPL Financial Holdings Inc.	5,012	189,253
Ladenburg Thalmann Financial Services, Inc. (a)	17,312	28,565
MGIC Investment Corp. (a)(b)	47,396	287,694
MSCI, Inc. (a)	16,695	555,443
MarketAxess Holdings, Inc.	5,259	245,858
Marlin Business Services, Inc.	1,403	31,960
Medallion Financial Corp.	3,050	42,426
MicroFinancial, Inc.	1,948	15,292
MoneyGram International, Inc. (a)	3,239	73,363
National Financial Partners Corp. (a)	5,649	142,976
Nelnet, Inc., Class A	3,485	125,774
Netspend Holdings, Inc. (a)	4,713	75,267
NewStar Financial, Inc. (a)	2,808	37,403
Ocwen Financial Corp. (a)	16,204	667,929
Oppenheimer Holdings, Inc.	1,335	25,418
Pico Holdings, Inc. (a)	3,596	75,372
Piper Jaffray Cos. (a)	2,363	74,694
Portfolio Recovery Associates, Inc. (a)	2,357	362,106
Pzena Investment Management, Inc., Class A	3,410	22,233
Radian Group, Inc.	24,218	281,413

	Shares	Value
Common Stocks
Financial Services (concluded)
Raymond James Financial, Inc.	15,457	$664,342
Resource America, Inc., Class A	2,541	21,599
SEI Investments Co.	18,467	525,017
SWS Group, Inc. (a)	4,290	23,381
Safeguard Scientifics, Inc. (a)	3,377	54,201
Stewart Information Services Corp.	2,984	78,151
Stifel Financial Corp. (a)	8,175	291,602
TD Ameritrade Holding Corp.	31,531	765,888
Tree.com, Inc.	1,018	17,449
U.S. Global Investors, Inc.	3,252	6,862
Virtus Investment Partners, Inc. (a)	832	146,657
Waddell & Reed Financial, Inc., Class A	11,899	517,606
Walker & Dunlop, Inc. (a)	2,828	49,490
Westwood Holdings Group, Inc.	1,172	50,302
WisdomTree Investments, Inc. (a)	8,986	103,968
World Acceptance Corp. (a)	1,761	153,101
		14,862,551
Fixed Line Telecommunications — 0.4%
8x8, Inc. (a)	10,044	82,763
Alaska Communications Systems Group, Inc.	7,188	12,076
Alteva	1,672	16,519
Cbeyond, Inc. (a)	4,242	33,257
Cincinnati Bell, Inc. (a)	30,310	92,749
Consolidated Communications Holdings, Inc.	5,116	89,070
Fairpoint Communications, Inc. (a)	3,983	33,258
General Communication, Inc., Class A (a)	4,596	35,987
Hawaiian Telcom HoldCo, Inc. (a)	971	24,430
HickoryTech Corp.	1,959	20,824
IDT Corp., Class B	2,232	41,716
inContact, Inc. (a)	7,427	61,050
Level 3 Communications, Inc. (a)	22,607	476,555
Lumos Networks Corp.	2,429	41,536
Primus Telecommunications Group, Inc. (a)	2,076	24,787
TW Telecom, Inc. (a)	20,677	581,851
Vonage Holdings Corp. (a)	19,630	55,553
		1,723,981
Food & Drug Retailers — 0.7%
Arden Group, Inc., Class A	261	28,812
Casey's General Stores, Inc.	5,289	318,186
The Chefs' Warehouse, Inc. (a)	2,062	35,466
Core-Mark Holdings Co., Inc.	1,563	99,251
The Fresh Market, Inc. (a)	5,830	289,868
GNC Holdings, Inc., Class A	10,089	446,035
Harris Teeter Supermarkets	6,799	318,601
Ingles Markets, Inc., Class A	1,922	48,531
Nash Finch Co.	1,895	41,709
Omnicare, Inc.	14,262	680,440
The Pantry, Inc. (a)	3,370	41,047
PetMed Express, Inc.	3,197	40,282

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Food & Drug Retailers (concluded)
Rite Aid Corp. (a)	99,529	$284,653
SUPERVALU, Inc.	28,165	175,186
Spartan Stores, Inc.	2,921	53,863
United Natural Foods, Inc. (a)	6,859	370,317
Village Super Market, Inc., Class A	938	31,038
Vitamin Shoppe, Inc. (a)(b)	4,238	190,032
Weis Markets, Inc.	1,453	65,487
		3,558,804
Food Producers — 1.4%
Dean Foods Co. (a)	20,357	203,977
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Alico, Inc.	567	22,742
The Andersons, Inc.	2,352	125,103
B&G Foods, Inc., Class A	7,455	253,843
Boulder Brands, Inc. (a)	8,862	106,787
Bunge Ltd.	19,939	1,411,083
Cal-Maine Foods, Inc.	1,965	91,392
Calavo Growers, Inc.	1,988	54,054
Chiquita Brands International, Inc. (a)	6,819	74,464
Coffee Holding Co., Inc. (b)	1,919	11,533
Darling International, Inc. (a)	16,561	309,028
Dean Foods Co. (a)	5,759	57,705
Diamond Foods, Inc. (a)(b)	3,242	67,272
Dole Food Co., Inc. (a)	5,182	66,071
Farmer Bros. Co. (a)	1,455	20,457
Flowers Foods, Inc.	23,897	526,918
Fresh Del Monte Produce, Inc.	4,938	137,671
Golden Enterprises, Inc.	941	3,294
Griffin Land & Nurseries, Inc.	685	19,536
Harbinger Group, Inc. (a)	1,316	9,923
Herbalife Ltd. (b)	14,213	641,575
Hillshire Brands Co.	16,982	561,765
J&J Snack Foods Corp.	2,103	163,613
John B. Sanfilippo & Son, Inc.	1,452	29,272
Lancaster Colony Corp.	2,660	207,453
Lifeway Foods, Inc.	1,580	27,429
Limoneira Co.	1,842	38,185
MGP Ingredients, Inc.	1,343	8,004
Mannatech, Inc. (a)	675	7,418
Medifast, Inc. (a)	2,006	51,675
Natures Sunshine Products, Inc.	1,344	21,974
Nutraceutical International Corp.	1,621	33,133
NutriSystem, Inc.	4,283	50,454
Omega Protein Corp. (a)	3,272	29,383
Overhill Farms, Inc. (a)	3,077	15,231
Pilgrims Pride Corp. (a)	8,213	122,702
Relìv International, Inc.	1,819	2,328
Rocky Mountain Chocolate Factory, Inc.	1,746	21,109
Seaboard Corp.	40	108,320
Seneca Foods Corp. (a)	1,208	37,061
Smithfield Foods, Inc. (a)	17,269	565,560

	Shares	Value
Common Stocks
Food Producers (concluded)
Snyders-Lance, Inc.	6,766	$192,222
Tootsie Roll Industries, Inc.	2,931	93,147
TreeHouse Foods, Inc. (a)	5,081	333,009
USANA Health Sciences, Inc. (a)	955	69,123
		7,003,998
Food Products — 0.7%
Green Mountain Coffee Roasters, Inc. (a)	17,105	1,283,901
The Hain Celestial Group, Inc. (a)	6,569	426,788
Ingredion, Inc.	10,659	699,444
Pinnacle Foods, Inc.	4,622	111,621
Post Holdings, Inc. (a)	4,693	204,896
Sanderson Farms, Inc.	2,835	188,301
WhiteWave Foods Co. (a)	19,576	318,110
		3,233,061
Forestry & Paper — 0.3%
Boise, Inc.	12,631	107,869
Buckeye Technologies, Inc.	5,397	199,905
Clearwater Paper Corp. (a)	3,178	149,557
Deltic Timber Corp.	1,630	94,247
Domtar Corp.	4,598	305,767
Kapstone Paper and Packaging Corp.	5,513	221,512
Neenah Paper, Inc.	2,269	72,086
P.H. Glatfelter Co.	5,923	148,667
Resolute Forest Products (a)	12,754	167,970
Verso Paper Corp. (a)	3,704	4,260
Wausau Paper Corp.	6,786	77,360
		1,549,200
Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	2,791	149,793
American Water Works Co., Inc.	24,137	995,169
Aqua America, Inc.	19,411	607,370
Artesian Resources Corp., Class A	1,718	38,277
Atmos Energy Corp.	12,271	503,847
Avista Corp.	8,115	219,267
Cadiz, Inc. (a)	3,265	15,019
California Water Service Group	6,793	132,531
Chesapeake Utilities Corp.	1,478	76,102
Connecticut Water Service, Inc.	1,876	53,841
Delta Natural Gas Co., Inc.	1,407	29,899
Gas Natural, Inc.	3,190	32,857
Genie Energy Ltd.	2,609	23,872
The Laclede Group, Inc.	4,306	196,612
Middlesex Water Co.	2,648	52,748
National Fuel Gas Co.	11,470	664,687
New Jersey Resources Corp.	5,556	230,741
Northwest Natural Gas Co.	3,615	153,565
PNM Resources, Inc.	10,683	237,056
Piedmont Natural Gas Co.	10,108	341,044
Questar Corp.	24,047	573,521
RGC Resources, Inc.	1,691	34,260
SJW Corp.	2,035	53,317

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Gas, Water & Multi-Utilities (concluded)
South Jersey Industries, Inc.	4,412	$253,293
Southwest Gas Corp.	6,136	287,104
UGI Corp.	15,584	609,490
Vectren Corp.	11,283	381,704
WGL Holdings, Inc.	6,828	295,106
		7,242,092
General Industrials — 1.3%
AEP Industries, Inc. (a)	653	48,577
Actuant Corp., Class A	10,098	332,931
AptarGroup, Inc.	9,018	497,884
Berry Plastics Group, Inc. (a)	8,078	178,282
Carlisle Cos., Inc.	8,677	540,664
Crown Holdings, Inc. (a)	19,902	818,569
Graphic Packaging Holding Co. (a)	26,053	201,650
Greif, Inc.	4,118	216,895
Harsco Corp.	11,012	255,368
Landec Corp. (a)	3,788	50,040
Multi-Color Corp.	1,894	57,464
Myers Industries, Inc.	4,177	62,697
Otter Tail Corp.	4,933	140,097
Packaging Corp. of America	13,568	664,289
Raven Industries, Inc.	5,087	152,508
Rexnord Corp. (a)	3,697	62,294
Rock-Tenn Co., Class A	9,913	990,110
Silgan Holdings, Inc.	6,216	291,903
Sonoco Products Co.	13,815	477,585
Trimas Corp. (a)	4,599	171,451
UFP Technologies, Inc. (a)	1,156	22,635
		6,233,893
General Retailers — 4.8%
1-800-FLOWERS.COM, Inc., Class A (a)	4,231	26,190
Amerco, Inc.	974	157,691
ANN, Inc. (a)	6,623	219,884
Aaron's, Inc.	9,646	270,184
Advance Auto Parts, Inc. (c)	10,095	819,411
America's Car-Mart, Inc. (a)	1,187	51,326
American Eagle Outfitters, Inc.	24,255	442,896
American Public Education, Inc. (a)	2,678	99,514
Apollo Group, Inc., Class A (a)	13,752	243,685
Asbury Automotive Group, Inc. (a)	4,324	173,392
Ascena Retail Group, Inc. (a)	17,476	304,956
Autobytel, Inc. (a)	2,429	11,586
Aéropostale, Inc. (a)	11,021	152,090
Barnes & Noble, Inc. (a)	5,274	84,173
Beacon Roofing Supply, Inc. (a)(b)	6,797	257,470
bebe Stores, Inc.	4,568	25,626
Big 5 Sporting Goods Corp.	2,515	55,204
Big Lots, Inc. (a)(c)	8,061	254,163
Blue Nile, Inc. (a)	1,835	69,326
Body Central Corp. (a)	2,281	30,383
The Bon-Ton Stores, Inc.	1,646	29,710
Books-A-Million, Inc. (a)	1,081	2,832
Bridgepoint Education, Inc. (a)	2,682	32,667

	Shares	Value
Common Stocks
General Retailers (continued)
Bright Horizons Family Solutions, Inc. (a)	2,664	$92,467
Brown Shoe Co., Inc.	5,601	120,590
The Buckle, Inc.	3,732	194,139
Build-A-Bear Workshop, Inc. (a)	2,088	12,674
CST Brands, Inc. (a)	8,296	255,600
Cabela's, Inc., Class A (a)	6,399	414,399
Cache, Inc. (a)	2,506	11,152
Cambium Learning Group, Inc. (a)	2,677	3,319
Capella Education Co. (a)	1,617	67,348
Career Education Corp. (a)	6,705	19,444
Carriage Services, Inc.	2,363	40,053
The Cato Corp., Class A	3,747	93,525
Chemed Corp.	2,612	189,187
Chico's FAS, Inc.	22,231	379,261
The Children's Place Retail Stores, Inc. (a)	3,109	170,373
Christopher & Banks Corp. (a)	5,655	38,115
Citi Trends, Inc. (a)	2,119	30,789
Clean Energy Fuels Corp. (a)(b)	10,199	134,627
Coldwater Creek, Inc. (a)	3,383	8,457
Collectors Universe, Inc.	1,348	17,861
Conn's, Inc. (a)	3,228	167,081
Copart, Inc. (a)	14,844	457,195
Corinthian Colleges, Inc. (a)	10,420	23,341
DSW, Inc., Class A	4,455	327,309
dELiA*s, Inc. (a)	5,289	5,236
Destination Maternity Corp.	1,709	42,041
Destination XL Group, Inc. (a)	6,123	38,820
Dick's Sporting Goods, Inc.	13,778	689,727
Dillard's, Inc., Class A	4,280	350,832
Education Management Corp. (a)	2,632	14,792
Express, Inc. (a)	11,870	248,914
The Finish Line, Inc., Class A	6,737	147,271
Foot Locker, Inc.	20,602	723,748
Francesca's Holdings Corp. (a)	6,242	173,465
Fred's, Inc., Class A	4,500	69,705
Gaiam, Inc. (a)	2,206	9,839
Geeknet, Inc. (a)	1,139	15,787
Genesco, Inc. (a)	3,315	222,072
Grand Canyon Education, Inc. (a)	6,073	195,733
Group 1 Automotive, Inc.	2,990	192,347
Guess?, Inc.	8,306	257,735
HSN, Inc.	4,872	261,724
Haverty Furniture Cos., Inc.	2,852	65,625
hhgregg, Inc. (a)	2,116	33,793
Hibbett Sports, Inc. (a)	3,663	203,296
Hillenbrand, Inc.	8,609	204,119
ITT Corp.	12,102	355,920
ITT Educational Services, Inc. (a)	2,289	55,852
Jos. A. Bank Clothiers, Inc. (a)	3,909	161,520
KAR Auction Services, Inc.	10,354	236,796
K12, Inc. (a)	5,274	138,548
Kirkland's, Inc. (a)	2,288	39,468
Learning Tree International, Inc. (a)	1,011	3,084

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
General Retailers (continued)
Liquidity Services, Inc. (a)(b)	3,521	$122,073
Lithia Motors, Inc., Class A	2,929	156,145
Lumber Liquidators Holdings, Inc. (a)	3,867	301,123
Mac-Gray Corp.	1,649	23,416
MarineMax, Inc. (a)	3,501	39,666
Matthews International Corp., Class A	3,837	144,655
The Men's Wearhouse, Inc.	6,438	243,678
Monro Muffler Brake, Inc.	4,104	197,197
Navarre Corp. (a)	5,821	16,066
New York & Co. (a)	4,425	28,099
Office Depot, Inc. (a)(b)	39,733	153,767
OfficeMax, Inc.	11,905	121,788
OpenTable, Inc. (a)	3,370	215,511
Overstock.com, Inc. (a)	2,157	60,827
PC Mall, Inc. (a)	1,212	11,635
Pacific Sunwear of California, Inc. (a)	7,031	25,663
Penske Automotive Group, Inc.	5,685	173,620
The Pep Boys - Manny, Moe & Jack (a)	7,518	87,058
Perfumania Holdings, Inc. (a)	978	5,086
Pier 1 Imports, Inc.	14,391	338,045
PriceSmart, Inc.	2,564	224,683
The Providence Service Corp. (a)	1,862	54,166
RadioShack Corp.	14,242	45,005
RealNetworks, Inc. (a)	5,272	39,856
Regis Corp.	7,707	126,549
Rent-A-Center, Inc.	7,730	290,261
Restoration Hardware Holdings, Inc. (a)	2,035	152,625
Rollins, Inc.	9,140	236,726
Rue21, Inc. (a)	2,218	92,291
Rush Enterprises, Inc., Class A (a)	4,796	118,701
Saks, Inc. (a)	14,214	193,879
Sally Beauty Holdings, Inc. (a)	21,223	660,035
Sears Holdings Corp. (a)(b)	5,009	210,779
Service Corp. International	28,711	517,659
Shoe Carnival, Inc.	1,951	46,844
Shutterfly, Inc. (a)	4,725	263,608
Signet Jewelers Ltd.	10,989	740,988
Sonic Automotive, Inc.	4,764	100,711
Sotheby's	9,455	358,439
Stage Stores, Inc.	4,499	105,726
Stamps.com, Inc. (a)	2,297	90,479
Standard Parking Corp. (a)	2,556	54,852
Stein Mart, Inc.	3,792	51,761
Stewart Enterprises, Inc., Class A	10,107	132,301
Strayer Education, Inc.	1,574	76,858
Susser Holdings Corp. (a)(b)	2,626	125,733
Titan Machinery, Inc. (a)	2,436	47,819
Tractor Supply Co.	9,580	1,126,704
Trans World Entertainment Corp.	1,782	8,661
Tuesday Morning Corp. (a)	6,273	65,051

	Shares	Value
Common Stocks
General Retailers (concluded)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,160	$817,306
VCA Antech, Inc. (a)	12,091	315,454
ValueVision Media, Inc., Class A (a)	5,788	29,577
Weight Watchers International, Inc.	3,793	174,478
West Marine, Inc. (a)	2,389	26,279
The Wet Seal, Inc., Class A (a)	12,939	60,943
Williams-Sonoma, Inc.	11,838	661,626
Winmark Corp.	462	29,970
Zale Corp. (a)	4,077	37,101
Zumiez, Inc. (a)	3,016	86,710
		23,304,786
Health Care Equipment & Services — 4.9%
Abiomed, Inc. (a)	5,121	110,409
Abaxis, Inc.	3,020	143,480
Acadia Healthcare Co., Inc. (a)	5,039	166,640
Accretive Health, Inc. (a)	7,882	85,204
Accuray, Inc. (a)	9,352	53,680
Addus HomeCare Corp. (a)	1,036	20,451
Air Methods Corp.	4,895	165,843
Alere, Inc. (a)	10,750	263,375
Align Technology, Inc. (a)(b)	9,958	368,844
Alliance HealthCare Services, Inc. (a)	1,936	30,279
Almost Family, Inc.	1,318	25,042
Alphatec Holdings, Inc. (a)	11,402	23,374
Amedisys, Inc. (a)	4,487	52,139
American Caresource Holdings, Inc. (a)	2,753	4,900
Amsurg Corp. (a)	4,434	155,633
Analogic Corp.	1,635	119,077
AngioDynamics, Inc. (a)	4,830	54,482
Anika Therapeutics, Inc. (a)	2,052	34,884
Antares Pharma, Inc. (a)	18,027	74,992
ArthroCare Corp. (a)	3,979	137,395
Assisted Living Concepts, Inc. Class A (a)	2,779	33,237
AtriCure, Inc. (a)	2,717	25,812
Atrion Corp.	236	51,616
BSD Medical Corp. (a)	6,219	8,209
Baxano Surgical, Inc. (a)	4,594	11,026
Bio-Rad Laboratories, Inc., Class A (a)	2,780	311,916
Bio-Reference Labs, Inc. (a)(b)	3,472	99,820
Biolase Inc. (a)	4,700	16,827
Bioscript, Inc. (a)	7,778	128,337
Bovie Medical Corp. (a)	3,326	9,812
Brookdale Senior Living, Inc. (a)	13,577	358,976
Bruker BioSciences Corp. (a)	12,866	207,786
CONMED Corp.	3,863	120,680
Cantel Medical Corp.	3,124	105,810
Capital Senior Living Corp. (a)	3,996	95,504
Cardica, Inc. (a)	8,577	9,520

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Health Care Equipment & Services (continued)
CardioNet, Inc. (a)	4,383	$25,860
Cardiovascular Systems, Inc. (a)	3,321	70,405
Celsion Corp. (a)(b)	10,595	10,807
Centene Corp. (a)(b)	7,510	393,975
Cepheid, Inc. (a)(b)	9,367	322,412
Chindex International, Inc. (a)	1,763	28,596
CollabRx, Inc. (a)	1,314	4,481
Community Health Systems, Inc.	12,973	608,174
The Cooper Cos., Inc.	6,691	796,564
Corvel Corp. (a)	1,946	56,959
Covance, Inc. (a)(b)	7,711	587,116
CryoLife, Inc.	4,128	25,841
Cutera, Inc. (a)	2,304	20,275
Cyberonics, Inc. (a)	3,374	175,313
Cynosure, Inc., Class A (a)	2,956	76,806
Delcath Systems, Inc. (a)	12,121	4,485
DexCom, Inc. (a)(b)	10,059	225,825
Echo Therapeutics, Inc. (a)	2,662	6,628
Emeritus Corp. (a)	5,635	130,619
Endologix, Inc. (a)(b)	8,354	110,941
The Ensign Group, Inc.	2,525	88,931
Escalon Medical Corp. (a)	1,399	1,693
Exactech, Inc. (a)	1,507	29,763
Five Star Quality Care, Inc. (a)	6,433	36,089
Fluidigm Corp. (a)	3,517	61,407
Fonar Corp. (a)	1,545	10,135
GenMark Diagnostics, Inc. (a)	4,683	48,422
Gentiva Health Services, Inc. (a)	4,383	43,655
HCA Holdings, Inc.	33,631	1,212,734
HMS Holdings Corp. (a)(b)	12,290	286,357
Haemonetics Corp. (a)	7,110	293,999
Hanger, Inc. (a)	4,846	153,279
Hansen Medical, Inc. (a)	9,386	13,516
Health Management Associates, Inc., Class A (a)	35,799	562,760
Health Net, Inc. (a)	10,693	340,251
Healthcare Services Group, Inc.	9,758	239,266
HealthSouth Corp. (a)	12,178	350,726
HealthStream, Inc. (a)	3,013	76,289
Healthways, Inc. (a)	4,781	83,094
Heartware International, Inc. (a)	1,961	186,511
Henry Schein, Inc. (a)(b)	11,917	1,141,053
Hill-Rom Holdings, Inc.	8,082	272,202
Hologic, Inc. (a)	37,217	718,288
Hooper Holmes, Inc. (a)	9,589	3,452
ICU Medical, Inc. (a)(b)	1,822	131,293
Idexx Laboratories, Inc. (a)(b)	7,468	670,477
IPC The Hospitalist Co., Inc. (a)(b)	2,413	123,932
Insulet Corp. (a)	7,596	238,590
Integra LifeSciences Holdings Corp. (a)	2,791	102,234
Invacare Corp.	4,029	57,856
Kindred Healthcare, Inc. (a)	7,217	94,759
LCA-Vision, Inc. (a)	3,380	10,208
LHC Group, Inc. (a)	2,223	43,526

	Shares	Value
Common Stocks
Health Care Equipment & Services (continued)
LifePoint Hospitals, Inc. (a)	6,353	$310,281
MAKO Surgical Corp. (a)	6,212	74,855
MEDNAX, Inc. (a)	6,893	631,261
MELA Sciences, Inc. (a)	7,818	7,271
Magellan Health Services, Inc. (a)	3,639	204,075
Masimo Corp.	7,150	151,580
Medical Action Industries, Inc. (a)	2,313	17,810
Meridian Bioscience, Inc.	5,976	128,484
Merit Medical Systems, Inc. (a)	5,748	64,090
Molina Healthcare, Inc. (a)	4,044	150,356
Nanosphere, Inc. (a)	6,499	19,952
National Healthcare Corp.	1,049	50,142
Natus Medical, Inc. (a)	4,492	61,316
Navidea Biopharmaceuticals, Inc. (a)(b)	19,869	53,050
Neogen Corp. (a)	3,340	185,570
NeuroMetrix, Inc. (a)	109	218
NuVasive, Inc. (a)	6,270	155,433
NxStage Medical, Inc. (a)	7,744	110,584
Omnicell, Inc. (a)	5,063	104,045
OraSure Technologies, Inc. (a)	9,173	35,591
Orthofix International NV (a)	2,685	72,227
Owens & Minor, Inc.	8,318	281,398
Parexel International Corp. (a)	7,871	361,594
PharMerica Corp. (a)	4,070	56,410
Psychemedics Corp.	1,584	17,012
Quidel Corp. (a)	4,179	106,690
RTI Surgical, Inc. (a)	7,930	29,817
RadNet, Inc. (a)	4,638	12,291
ResMed, Inc.	19,646	886,624
Retractable Technologies, Inc. (a)	1,898	2,714
Rochester Medical Corp. (a)	1,820	26,809
Rockwell Medical, Inc. (a)	5,959	21,512
Steris Corp.	7,959	341,282
Select Medical Holdings Corp.	4,887	40,073
Sirona Dental Systems, Inc. (a)	7,584	499,634
Skilled Healthcare Group, Inc., Class A (a)	3,199	21,369
Solta Medical, Inc. (a)	9,582	21,847
Spectranetic Corp. (a)	5,964	111,408
Staar Surgical Co. (a)	3,976	40,356
Stereotaxis, Inc. (a)	2,320	3,619
SurModics, Inc. (a)	1,915	38,319
Symmetry Medical, Inc. (a)	5,245	44,163
Synergetics USA, Inc. (a)	3,470	13,672
Team Health Holdings, Inc. (a)	9,618	395,011
Teleflex, Inc.	5,584	432,704
Theragenics Corp. (a)	5,558	11,505
ThermoGenesis Corp. (a)	5,823	7,686
Thoratec Corp. (a)	7,880	246,723
Triple-S Management Corp. (a)	2,941	63,143
US Physical Therapy, Inc.	1,742	48,149
Unilife Corp. (a)	12,363	39,191
Universal American Corp.	3,768	33,498

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Health Care Equipment & Services (concluded)
Universal Health Services, Inc., Class B	12,213	$817,783
Uroplasty, Inc. (a)	4,824	9,986
Utah Medical Products, Inc.	671	36,435
Vanguard Health Systems, Inc. (a)	4,548	94,326
Vascular Solutions, Inc. (a)	2,626	38,628
Vision-Sciences, Inc. (a)	7,929	8,088
Volcano Corp. (a)(b)	7,831	141,976
WellCare Health Plans, Inc. (a)	5,933	329,578
West Pharmaceutical Services, Inc.	4,651	326,779
Wright Medical Group, Inc. (a)	6,451	169,081
		23,910,914
Household Goods & Home Construction — 2.2%
ACCO Brands Corp. (a)	15,731	100,049
AT Cross Co., Class A (a)	1,676	28,408
American Greetings Corp., Class A	4,439	80,879
Bassett Furniture Industries, Inc.	1,804	28,016
Beazer Homes USA, Inc. (a)	3,640	63,773
Blount International, Inc. (a)	7,224	85,388
Blyth, Inc.	1,482	20,689
Briggs & Stratton Corp.	6,588	130,442
Cavco Industries, Inc. (a)	1,043	52,619
Central Garden & Pet Co., Class A (a)	6,069	41,876
Church & Dwight Co., Inc.	18,857	1,163,666
Compx International, Inc.	1,337	18,665
Comstock Homebuilding Cos., Inc., Class A (a)	3,135	8,684
Dixie Group, Inc. (a)	2,113	17,538
Energizer Holdings, Inc.	8,566	860,969
Ethan Allen Interiors, Inc.	3,724	107,251
Flexsteel Industries, Inc.	965	23,527
Forward Industries, Inc. (a)	2,823	5,223
Furniture Brands International, Inc. (a)	1,363	5,452
HNI Corp.	6,259	225,762
Herman Miller, Inc.	8,203	222,055
Hooker Furniture Corp.	1,876	30,504
Hovnanian Enterprises, Inc., Class A (a)	13,795	77,390
Interface, Inc.	8,187	138,933
iRobot Corp. (a)(b)	3,829	152,279
Jarden Corp. (a)	13,975	611,406
KB Home	11,464	225,038
Kid Brands, Inc. (a)	2,042	3,145
Knoll, Inc.	6,686	95,008
L.S. Starrett Co., Class A	939	9,597
La-Z-Boy, Inc.	7,409	150,180
Libbey, Inc. (a)	3,113	74,619
Lifetime Brands, Inc.	1,440	19,555
M/I Homes, Inc. (a)	3,557	81,669
MDC Holdings, Inc.	5,400	175,554
Meritage Homes Corp. (a)	4,439	192,475
Middleby Corp. (a)	2,601	442,404
Mohawk Industries, Inc. (a)	8,411	946,153

	Shares	Value
Common Stocks
Household Goods & Home Construction (concluded)
NVR, Inc. (a)	649	$598,378
National Presto Industries, Inc.	708	50,997
Oil-Dri Corp. of America	858	23,569
Ryland Group, Inc.	6,503	260,770
The Scotts Miracle-Gro Co.	5,310	256,526
Select Comfort Corp. (a)	7,771	194,741
Skyline Corp. (a)	880	3,458
Spectrum Brands Holdings, Inc.	3,072	174,705
Standard-Pacific Corp. (a)	20,349	169,507
Stanley Furniture Co., Inc. (a)	3,010	12,040
Steelcase, Inc., Class A	10,838	158,018
Summer Infant, Inc. (a)	2,685	8,216
Taylor Morrison Home Corp. (a)	3,946	96,204
Tempur-Pedic International, Inc. (a)	8,434	370,253
Toll Brothers, Inc. (a)	20,878	681,249
Tumi Holdings, Inc. (a)	6,570	157,680
Tupperware Corp.	7,283	565,816
Virco Manufacturing Corp. (a)	2,505	5,862
WD-40 Co.	2,017	109,886
		10,614,715
Industrial Engineering — 3.0%
AGCO Corp.	13,322	668,631
Accuride Corp. (a)	7,096	35,906
Alamo Group, Inc.	1,236	50,454
Albany International Corp., Class A	3,972	130,997
Altra Holdings, Inc.	3,766	103,113
American Railcar Industries, Inc.	1,329	44,535
Astec Industries, Inc.	2,786	95,532
The Babcock & Wilcox Co.	15,526	466,246
Broadwind Energy, Inc. (a)	2,362	11,290
CIRCOR International, Inc.	2,498	127,048
Clarcor, Inc.	6,672	348,345
Ceco Environmental Corp.	1,735	21,340
Chicago Rivet & Machine Co.	494	13,333
Colfax Corp. (a)	11,678	608,541
Columbus McKinnon Corp. (a)	2,917	62,190
Commercial Vehicle Group, Inc. (a)	3,771	28,132
Crane Co.	6,664	399,307
Donaldson Co., Inc.	18,478	658,925
Douglas Dynamics, Inc.	3,444	44,703
Dynamic Materials Corp.	2,036	33,614
The Eastern Co.	1,114	17,824
Energy Recovery, Inc. (a)	6,949	28,699
EnPro Industries, Inc. (a)	2,971	150,808
Federal Signal Corp. (a)	8,916	78,015
Flow International Corp. (a)	7,491	27,642
Franklin Electric Co., Inc.	5,221	175,687
Freightcar America, Inc.	1,593	27,065
GATX Corp.	6,256	296,722
Gardner Denver, Inc.	6,857	515,509
The Gorman-Rupp Co.	2,066	65,781
Graco, Inc.	8,475	535,705
Graham Corp.	1,690	50,751

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Industrial Engineering (concluded)
Greenbrier Cos., Inc. (a)	3,496	$85,197
H&E Equipment Services, Inc.	4,266	89,885
Hardinge, Inc.	1,772	26,190
Hurco Cos., Inc.	1,036	29,806
Hyster-Yale Materials Handling, Inc.	844	52,995
IDEX Corp.	11,254	605,578
John Bean Technologies Corp.	4,040	84,880
Kadant, Inc.	1,632	49,237
Kaydon Corp.	4,722	130,091
Kennametal, Inc.	10,779	418,549
Key Technology, Inc. (a)	998	14,301
Kimball International, Inc., Class B	4,154	40,335
Lincoln Electric Holdings, Inc.	11,310	647,724
Lindsay Corp.	1,881	141,037
Lydall, Inc. (a)	2,657	38,792
Manitex International, Inc. (a)	1,929	21,123
Manitowoc Co.	18,626	333,592
Materion Corp.	2,916	78,994
Meritor, Inc. (a)	13,772	97,093
Met-Pro Corp.	2,279	30,630
MFRI, Inc. (a)	1,090	12,393
Miller Industries, Inc.	1,717	26,407
Mine Safety Appliances Co.	4,209	195,929
Mueller Industries, Inc.	3,884	195,870
NACCO Industries, Inc., Class A	900	51,552
NN, Inc.	2,599	29,655
Navistar International Corp. (a)	11,143	309,330
Nordson Corp.	7,760	537,846
Oshkosh Corp. (a)	12,141	460,994
PMFG, Inc. (a)	2,383	16,490
SPX Corp.	6,418	461,968
Spartan Motors, Inc.	4,359	26,677
Standex International Corp.	1,782	94,000
Sun Hydraulics, Inc.	3,688	115,361
Sypris Solutions, Inc.	2,319	7,444
Tecumseh Products Co., Class A (a)	2,544	27,806
Tennant Co.	2,518	121,544
Terex Corp. (a)	15,442	406,125
Timken Co.	10,905	613,733
Toro Co.	7,973	362,054
Trinity Industries, Inc.	10,870	417,843
Twin Disc, Inc.	1,243	29,459
Wabash National Corp. (a)	9,772	99,479
Westinghouse Air Brake Technologies Corp.	13,264	708,695
Woodward, Inc.	8,140	325,600
		14,592,673
Industrial Metals & Mining — 0.6%
AK Steel Holding Corp. (b)	20,187	61,368
Ampco-Pittsburgh Corp.	1,402	26,316
Carpenter Technology Corp.	6,184	278,713
Century Aluminum Co. (a)	7,401	68,681
Commercial Metals Co.	15,878	234,518

	Shares	Value
Common Stocks
Industrial Metals & Mining (concluded)
Friedman Industries, Inc.	1,844	$18,163
Globe Specialty Metals, Inc.	9,185	99,841
Handy & Harman Ltd. (a)	989	17,683
Haynes International, Inc.	1,762	84,347
Horsehead Holding Corp. (a)	6,625	84,866
Kaiser Aluminum Corp.	2,253	139,551
McEwen Mining, Inc. (a)	40,374	67,828
Noranda Aluminum Holding Corp.	9,320	30,104
Olympic Steel, Inc.	1,366	33,467
RTI International Metals, Inc. (a)	4,445	123,171
Reliance Steel & Aluminum Co.	10,505	688,708
Steel Dynamics, Inc.	30,261	451,191
Synalloy Corp.	1,242	19,288
TMS International Corp., Class A	2,071	30,713
USEC, Inc. (a)	16,407	4,811
Universal Stainless & Alloy Products, Inc. (a)	1,208	35,612
Uranium Energy Corp. (a)	13,847	24,786
Worthington Industries, Inc.	7,377	233,925
		2,857,651
Industrial Transportation — 1.4%
Air Lease Corp	10,457	288,509
Air Transport Services Group, Inc. (a)	7,359	48,643
Aircastle Ltd.	7,657	122,435
Arkansas Best Corp.	3,168	72,706
Atlas Air Worldwide Holdings, Inc. (a)	3,521	154,079
Baltic Trading Ltd.	3,881	14,398
CAI International, Inc. (a)	2,143	50,510
Celadon Group, Inc.	3,250	59,312
Con-way, Inc.	7,619	296,836
Covenant Transport Group, Inc., Class A (a)	1,373	8,568
Eagle Bulk Shipping, Inc. (a)	2,951	10,771
Echo Global Logistics, Inc. (a)	2,294	44,710
Forward Air Corp.	4,021	153,924
Frozen Food Express Industries, Inc. (a)	2,545	4,097
Genco Shipping & Trading Ltd. (a)(b)	5,201	8,478
Genesee & Wyoming, Inc., Class A (a)(b)	6,826	579,118
Heartland Express, Inc.	6,117	84,843
HUB Group, Inc., Class A (a)(b)	4,803	174,925
International Shipholding Corp.	723	16,868
J.B. Hunt Transport Services, Inc.	12,342	891,586
Kirby Corp. (a)	7,841	623,673
Knight Transportation, Inc.	7,842	131,902
Landstar System, Inc.	6,391	329,136
Marten Transport Ltd.	3,054	47,856
Matson, Inc.	5,647	141,175
Old Dominion Freight Line, Inc. (a)	9,675	402,673

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Industrial Transportation (concluded)
P.A.M. Transportation Services, Inc.	568	$5,777
PHH Corp. (a)	8,021	163,468
Pacer International, Inc. (a)	4,839	30,534
Patriot Transportation Holding, Inc. (a)	914	27,457
Quality Distribution, Inc. (a)	3,529	31,196
Rand Logistics, Inc. (a)	3,143	16,124
Roadrunner Transportation Systems, Inc. (a)	2,284	63,587
Saia, Inc. (a)	3,364	100,804
Swift Transportation Co. (a)	11,789	194,990
TAL International Group, Inc.	4,753	207,088
Teekay Corp.	5,217	211,967
Textainer Group Holdings Ltd.	2,350	90,334
USA Truck, Inc. (a)	1,407	9,061
UTI Worldwide, Inc.	14,176	233,479
Universal Truckload Services, Inc. (a)	800	19,288
Werner Enterprises, Inc.	5,682	137,334
Wesco Aircraft Holdings, Inc. (a)	5,750	106,777
Willis Lease Finance Corp. (a)	1,115	15,064
World Fuel Services Corp.	10,205	407,996
XPO Logistics, Inc. (a)(b)	2,953	53,420
YRC Worldwide, Inc. (a)	1,401	40,279
		6,927,755
Leisure Goods — 0.8%
Activision Blizzard, Inc.	58,192	829,818
Arctic Cat, Inc.	1,884	84,742
Black Diamond, Inc. (a)	3,283	30,860
Brunswick Corp.	12,480	398,736
Callaway Golf Co.	9,783	64,372
DTS, Inc. (a)	2,742	56,430
Drew Industries, Inc.	2,640	103,805
Emerson Radio Corp. (a)	3,000	4,950
Escalade, Inc.	1,740	10,771
Glu Mobile, Inc. (a)(b)	8,589	18,896
Jakks Pacific, Inc.	2,692	30,285
Koss Corp.	1,133	5,495
Leapfrog Enterprises, Inc. (a)	7,039	69,264
Majesco Entertainment Co. (a)	6,877	3,920
Marine Products Corp.	1,997	16,016
Meade Instruments Corp. (a)	433	1,611
Nautilus, Inc. (a)	4,085	35,499
Polaris Industries, Inc.	8,781	834,195
Pool Corp.	6,293	329,816
RealD, Inc. (a)	6,336	88,070
Skullcandy, Inc. (a)	2,357	12,869
Steinway Musical Instruments, Inc. (a)	966	29,395
Take-Two Interactive Software, Inc. (a)	13,021	194,924
Thor Industries, Inc.	6,030	296,556
TiVo, Inc. (a)	17,917	197,983

	Shares	Value
Common Stocks
Leisure Goods (concluded)
Universal Electronics, Inc. (a)	2,265	$63,715
Winnebago Industries, Inc. (a)	4,067	85,366
		3,898,359
Life Insurance — 0.4%
Amerisafe, Inc.	2,824	91,469
American Equity Investment Life Holding Co.	8,633	135,538
Atlantic American Corp.	2,385	9,087
CNO Financial Group, Inc.	30,140	390,614
Citizens, Inc. (a)	7,030	42,039
eHealth, Inc. (a)	2,846	64,661
Employers Holdings, Inc.	4,300	105,135
FBL Financial Group, Inc., Class A	1,496	65,091
Independence Holding Co.	1,624	19,196
Kansas City Life Insurance Co.	413	15,806
National Western Life Insurance Co., Class A	301	57,145
The Phoenix Cos., Inc. (a)	801	34,443
Primerica, Inc.	6,370	238,493
Protective Life Corp.	10,592	406,839
Stancorp Financial Group, Inc.	5,888	290,926
Symetra Financial Corp.	9,760	156,062
		2,122,544
Media — 4.2%
AH Belo Corp.	3,195	21,918
AMC Networks, Inc., Class A (a)	8,090	529,167
Acxiom Corp. (a)	10,241	232,266
Angie's List, Inc. (a)	5,099	135,378
Arbitron, Inc.	3,743	173,862
Ascent Capital Group, Inc., Class A (a)	1,803	140,760
Avid Technology, Inc. (a)	4,258	25,037
Bankrate, Inc. (a)	6,104	87,653
Beasley Broadcasting Group, Inc., Class A	771	6,461
Belo Corp., Class A	13,102	182,773
CSS Industries, Inc.	1,288	32,110
CTN Media Group, Inc. (a)	50	—
Charter Communications, Inc., Class A (a)	9,031	1,118,489
Clear Channel Outdoor Holdings, Inc., Class A (a)	5,342	39,851
ComScore, Inc. (a)	5,064	123,511
Constant Contact, Inc. (a)	4,444	71,415
Courier Corp.	1,599	22,834
Crown Media Holdings, Inc., Class A (a)	7,078	17,483
Cumulus Media, Inc., Class A (a)	10,654	36,117
DISH Network Corp., Class A	28,077	1,193,834
Demand Media, Inc. (a)	6,769	40,614
Digital Generation, Inc. (a)	4,169	30,726
Dolby Laboratories, Inc., Class A	6,680	223,446
DreamWorks Animation SKG, Inc. (a)	9,748	250,134
EW Scripps Co. (a)	4,195	65,358

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Media (continued)
Emmis Communications Corp., Class A (a)	6,140	$13,140
Entercom Communications Corp. (a)	2,909	27,461
Entravision Communications Corp., Class A	9,776	60,122
FactSet Research Systems, Inc.	5,573	568,112
Fisher Communications, Inc.	1,099	45,147
Gray Television, Inc. (a)	7,124	51,293
Groupon, Inc. (a)	38,243	325,066
Harte-Hanks, Inc.	6,049	52,021
Hollywood Media Corp. (a)	10,217	13,691
IHS, Inc., Class A (a)	6,901	720,326
John Wiley & Sons, Inc., Class A	6,248	250,482
Journal Communications, Inc., Class A (a)	5,439	40,738
Lin TV Corp., Class A (a)	4,536	69,401
Lamar Advertising Co., Class A (a)	7,684	333,486
Liberty Global Plc A (a)	49,031	3,632,216
Liberty Interactive Corp., Class A (a)	69,420	1,597,354
Liberty Media Corp. (a)	15,340	1,944,498
Liberty Ventures (a)	5,249	446,217
Live Nation Entertainment, Inc. (a)	19,889	308,280
Local Corp. (a)	6,769	11,372
Marchex, Inc., Class B	3,405	20,498
Martha Stewart Living Omnimedia, Inc., Class A (a)	5,097	12,284
McClatchy Co., Class A (a)	10,065	22,948
Media General, Inc., Class A (a)	3,204	35,340
Mediabistro, Inc. (a)	1,442	2,264
Meredith Corp.	4,957	236,449
Morningstar, Inc.	3,124	242,360
National CineMedia, Inc.	8,250	139,343
The New York Times Co., Class A (a)	17,417	192,632
Nexstar Broadcasting Group, Inc., Class A	4,289	152,088
Nielsen Holdings NV	28,553	959,095
PDI, Inc. (a)	1,936	9,099
Pandora Media, Inc. (a)	14,112	259,661
QuinStreet, Inc. (a)	4,978	42,960
Radio One, Inc., Class D (a)	4,466	10,361
SPAR Group, Inc. (a)	3,165	8,672
Saga Communications, Inc.	800	36,728
Salem Communications Corp., Class A	1,460	10,935
Schawk, Inc.	1,909	25,065
Scholastic Corp.	3,534	103,511
Sinclair Broadcast Group, Inc., Class A	9,773	287,131
Sirius XM Radio, Inc.	429,495	1,438,808
Spanish Broadcasting System, Inc. (a)	1,491	5,054

	Shares	Value
Common Stocks
Media (concluded)
Starz Liberty Capital (a)	15,478	$342,064
TechTarget, Inc. (a)	3,625	16,204
TheStreet.com, Inc.	9,587	17,832
Valassis Communications, Inc.	5,495	135,122
Value Line, Inc.	1,380	11,730
ValueClick, Inc. (a)	10,323	254,772
WebMD Health Corp. (a)	7,116	208,997
XO Group, Inc. (a)	4,595	51,464
		20,603,091
Mining — 0.5%
AMCOL International Corp.	3,537	112,087
Allied Nevada Gold Corp. (a)	14,396	93,286
Alpha Natural Resources, Inc. (a)(c)	30,925	162,047
Arch Coal, Inc.	29,912	113,067
Cloud Peak Energy, Inc. (a)(b)	8,698	143,343
Coeur Mining, Inc. (a)	14,789	196,694
Compass Minerals International, Inc.	4,654	393,403
General Moly, Inc. (a)	10,440	19,523
Golden Minerals Co. (a)(b)	9,302	12,651
Hecla Mining Co.	50,098	149,292
James River Coal Co. (a)	5,927	10,787
Molycorp, Inc. (a)(b)	19,167	118,835
Royal Gold Inc.	9,312	391,849
Solitario Exploration & Royalty Corp. (a)	10,459	9,413
Stillwater Mining Co. (a)	16,751	179,906
SunCoke Energy, Inc. (a)	10,146	142,247
Timberline Resources Corp. (a)(b)	15,011	2,552
Walter Energy, Inc.	8,846	91,998
Westmoreland Coal Co. (a)	2,916	32,747
		2,375,727
Mobile Telecommunications — 0.6%
Atlantic Tele-Network, Inc.	1,327	65,899
Iridium Communications, Inc. (a)	8,865	68,792
Leap Wireless International, Inc. (a)	7,910	53,234
NII Holdings, Inc. (a)(b)	23,820	158,880
NTELOS Holdings Corp.	2,325	38,270
ORBCOMM, Inc. (a)	6,188	27,784
SBA Communications Corp., Class A (a)(b)	17,726	1,313,851
Shenandoah Telecom Co.	3,273	54,594
T-Mobile US, Inc.	22,951	569,414
Telephone & Data Systems, Inc.	13,263	326,933
USA Mobility, Inc.	3,353	45,500
U.S. Cellular Corp.	1,391	51,036
		2,774,187
Nonlife Insurance — 3.7%
Alleghany Corp. (a)	2,335	895,029
Allied World Assurance Co. Holdings AG	4,663	426,711

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Nonlife Insurance (continued)
Ambac Financial Group, Inc. (a)	6,499	$154,871
American Financial Group, Inc.	10,209	499,322
American National Insurance Co.	848	84,351
American Safety Insurance Holdings Ltd. (a)	1,491	43,164
AmTrust Financial Services, Inc.	3,745	133,697
Arch Capital Group Ltd. (a)	18,194	935,354
Argo Group International Holdings Ltd. (b)	3,724	157,860
Arthur J Gallagher & Co.	17,361	758,502
Aspen Insurance Holdings Ltd.	9,254	343,231
Assured Guaranty Ltd.	26,658	588,075
Axis Capital Holdings Ltd.	15,059	689,401
Baldwin & Lyons, Inc., Class B	1,436	34,866
Brown & Brown, Inc.	16,191	521,998
CNA Financial Corp.	3,210	104,710
Donegal Group, Inc., Class A	1,498	20,927
EMC Insurance Group, Inc.	901	23,660
Eastern Insurance Holdings, Inc.	1,572	29,475
Endurance Specialty Holdings Ltd. (b)	5,872	302,114
Enstar Group Ltd. (a)	1,154	153,459
Erie Indemnity Co., Class A	3,487	277,879
Everest Re Group Ltd.	6,750	865,755
Federated National Holding Co.	1,617	15,766
First Acceptance Corp. (a)	1,327	2,176
First American Financial Corp.	14,863	327,581
Global Indemnity Plc (a)	1,654	38,952
Greenlight Capital Re Ltd. (a)	4,332	106,264
HCC Insurance Holdings, Inc.	13,815	595,565
The Hanover Insurance Group, Inc.	5,981	292,650
Hilltop Holdings, Inc. (a)	6,206	101,778
Horace Mann Educators Corp.	5,415	132,018
Infinity Property & Casualty Corp.	1,661	99,261
Kemper Corp.	7,262	248,724
Life Partners Holdings, Inc.	2,288	7,024
MBIA, Inc. (a)	19,618	261,116
Maiden Holdings Ltd.	7,487	84,004
Markel Corp. (a)(b)	1,796	946,402
Meadowbrook Insurance Group, Inc.	6,607	53,054
Mercury General Corp.	3,553	156,190
Montpelier Re Holdings Ltd.	7,436	185,974
National Interstate Corp.	2,572	75,231
Navigators Group, Inc. (a)	1,553	88,583
Old Republic International Corp.	33,469	430,746
OneBeacon Insurance Group Ltd.	2,936	42,513
PartnerRe Ltd.	7,935	718,594
Platinum Underwriters Holdings Ltd.	4,365	249,765
ProAssurance Corp.	8,440	440,230
RLI Corp.	2,426	185,371
Reinsurance Group of America, Inc.	9,789	676,518
RenaissanceRe Holdings Ltd.	6,069	526,729

	Shares	Value
Common Stocks
Nonlife Insurance (concluded)
Safety Insurance Group, Inc.	1,921	$93,188
Selective Insurance Group, Inc.	7,645	175,988
State Auto Financial Corp.	2,216	40,265
Tower Group International Ltd.	5,546	113,748
United Fire Group, Inc.	3,110	77,221
Universal Insurance Holdings, Inc.	4,795	33,949
Validus Holdings Ltd.	13,487	487,150
W.R. Berkley Corp.	15,095	616,782
White Mountains Insurance Group, Inc.	705	405,333
Willis Group Holdings Plc	23,631	963,672
		18,140,486
Oil & Gas Producers — 2.9%
Abraxas Petroleum Corp. (a)	15,266	32,059
Adams Resources & Energy, Inc.	399	27,487
Alon USA Energy, Inc.	2,116	30,597
Apco Oil and Gas International, Inc. (a)	2,407	27,753
Approach Resources, Inc. (a)	4,861	119,435
BPZ Resources, Inc. (a)	15,164	27,144
Barnwell Industries, Inc. (a)	1,930	6,080
Berry Petroleum Co., Class A	6,456	273,218
Bill Barrett Corp. (a)	6,866	138,831
Bonanza Creek Energy, Inc. (a)	3,397	120,458
Brenham Oil+Gas Corp. (a)	5,673	238
CVR Energy, Inc.	2,141	101,483
Callon Petroleum Co. (a)	7,061	23,796
Carrizo Oil & Gas, Inc. (a)	5,323	150,801
Cheniere Energy, Inc. (a)	33,499	929,932
Cimarex Energy Co.	11,884	772,341
Clayton Williams Energy, Inc. (a)	921	40,064
Cobalt International Energy, Inc. (a)	38,226	1,015,665
Comstock Resources, Inc.	6,615	104,054
Concho Resources, Inc. (a)	14,325	1,199,289
Contango Oil & Gas Co.	1,782	60,142
Continental Resources, Inc. (a)	7,874	677,636
Delek US Holdings, Inc.	5,049	145,310
Diamondback Energy, Inc. (a)	4,788	159,536
Double Eagle Pete & Mining Co. (a)	2,652	10,396
EPL Oil & Gas, Inc. (a)	4,973	146,007
EXCO Resources, Inc.	20,555	157,040
Emerald Oil, Inc. (a)	6,155	42,223
Endeavour International Corp. (a)(b)	7,465	28,666
Energen Corp.	9,877	516,172
Energy XXI Bermuda Ltd.	10,919	242,183
Evolution Petroleum Corp. (a)	3,828	41,763
FX Energy, Inc. (a)	8,102	26,007
Forest Oil Corp. (a)(b)	17,520	71,657
Gastar Exploration Ltd. (a)	9,280	24,778
GeoPetro Resources Co. (a)	9,626	674
Goodrich Petroleum Corp. (a)	4,141	53,005
Gulfport Energy Corp. (a)	9,551	449,566
Halcon Resources Corp. (a)(b)	15,324	86,887

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil & Gas Producers (concluded)
Harvest Natural Resources, Inc. (a)	6,009	$18,628
HollyFrontier Corp.	28,214	1,206,995
Houston American Energy Corp. (a)	5,104	1,378
Hyperdynamics Corp. (a)	19,302	9,168
Isramco, Inc. (a)	255	23,761
Kodiak Oil & Gas Corp. (a)	37,208	330,779
Laredo Petroleum Holdings, Inc. (a)	3,538	72,741
Magellan Petroleum Corp. (a)	8,484	8,739
Magnum Hunter Resources Corp. (a)	23,760	86,724
Miller Energy Resources, Inc. (a)	5,310	21,240
Northern Oil and Gas, Inc. (a)	8,607	114,817
Oasis Petroleum, Inc. (a)	10,013	389,205
PBF Energy, Inc.	5,429	140,611
PDC Energy, Inc. (a)	4,268	219,717
Panhandle Oil & Gas, Inc.	1,368	38,988
Penn Virginia Corp.	7,967	37,445
Petroquest Energy, Inc. (a)	8,775	34,749
Pioneer Energy Services Corp. (a)	8,817	58,369
PostRock Energy Corp. (a)	4,012	6,138
Quicksilver Resources, Inc. (a)(b)	19,715	33,121
Resolute Energy Corp. (a)	9,159	73,089
Rex Energy Corp. (a)	6,077	106,834
Rosetta Resources, Inc. (a)	8,509	361,803
SM Energy Co.	9,232	553,735
SandRidge Energy, Inc. (a)	48,966	233,078
Stone Energy Corp. (a)	7,084	156,061
Swift Energy Co. (a)	6,273	75,213
Syntroleum Corp. (a)	1,697	11,709
Targa Resources, Inc.	4,055	260,858
US Energy Corp. - Wyoming (a)	4,911	10,166
Ultra Petroleum Corp. (a)	21,440	424,941
Uranium Resources, Inc. (a)	2,756	7,248
Vaalco Energy, Inc. (a)	8,520	48,734
W&T Offshore, Inc.	4,881	69,749
Warren Resources, Inc. (a)	11,196	28,550
Western Refining, Inc.	8,075	226,665
Whiting Petroleum Corp. (a)	16,496	760,301
ZaZa Energy Corp. (a)	7,132	8,558
Zion Oil & Gas, Inc. (a)(b)	7,265	16,274
		14,367,252
Oil Equipment, Services & Distribution — 3.3%
Atwood Oceanics, Inc. (a)(b)	7,963	414,474
Basic Energy Services, Inc. (a)	4,124	49,859
Bolt Technology Corp.	1,869	31,923
Bristow Group, Inc.	4,889	319,349
C&J Energy Services, Inc. (a)	6,542	126,719
CARBO Ceramics, Inc.	2,738	184,623
Cal Dive International, Inc. (a)	14,342	26,963
Chart Industries, Inc. (a)	4,189	394,143
Core Laboratories N.V.	6,315	957,733
Crosstex Energy, Inc.	6,152	121,564
DHT Holdings, Inc.	1,787	8,006
Dawson Geophysical Co. (a)	1,228	45,264

	Shares	Value
Common Stocks
Oil Equipment, Services & Distribution (concluded)
Dresser-Rand Group, Inc. (a)	10,552	$632,909
Dril-Quip, Inc. (a)	5,069	457,680
Era Group, Inc. (a)	2,769	72,409
Exterran Holdings, Inc. (a)	9,196	258,592
Flotek Industries, Inc. (a)	6,449	115,695
Forbes Energy Services Ltd. (a)	2,153	8,655
Geospace Technologies Corp. (a)(b)	1,866	128,903
Global Geophysical Services, Inc. (a)	3,728	17,596
Gulf Island Fabrication, Inc.	1,954	37,419
Gulfmark Offshore, Inc., Class A	3,373	152,089
Helix Energy Solutions Group, Inc. (a)	13,663	314,795
Hercules Offshore, Inc. (a)	22,598	159,090
Hornbeck Offshore Services, Inc. (a)	4,537	242,729
ION Geophysical Corp. (a)	17,365	104,537
Key Energy Services, Inc. (a)	21,212	126,211
Lufkin Industries, Inc.	4,694	415,278
MRC Global, Inc. (a)	14,173	391,458
Matrix Service Co. (a)	3,702	57,677
McDermott International, Inc. (a)	32,340	264,541
Mitcham Industries, Inc. (a)	1,937	32,503
Natural Gas Services Group, Inc. (a)	1,996	46,886
Newpark Resources, Inc. (a)	12,244	134,562
OGE Energy Corp.	13,639	930,180
Oceaneering International, Inc.	14,883	1,074,553
Oil States International, Inc. (a)	7,630	706,843
PHI, Inc. (a)	1,880	64,484
Parker Drilling Co. (a)	16,854	83,933
Patterson-UTI Energy, Inc.	20,055	388,165
RPC, Inc.	9,269	128,005
SEACOR Holdings, Inc.	2,624	217,923
SemGroup Corp., Class A	6,120	329,623
Superior Energy Services, Inc. (a)	22,071	572,522
Tetra Technologies, Inc. (a)	11,088	113,763
TGC Industries, Inc.	2,623	21,561
Tesco Corp. (a)	4,610	61,082
Tidewater, Inc.	6,849	390,188
Transocean Ltd.	49,399	2,368,682
Unit Corp. (a)	5,970	254,203
Weatherford International Ltd. (a)(b)	105,124	1,440,199
Willbros Group, Inc. (a)	6,936	42,587
		16,041,330
Personal Goods — 1.5%
American Apparel, Inc. (a)	8,268	15,874
Carter's, Inc.	7,061	523,008
Charles & Colvard Ltd. (a)	3,457	14,105
Cherokee, Inc.	1,737	22,199
Columbia Sportswear Co.	1,524	95,479
Coty, Inc. Class A (a)	7,890	135,550

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Personal Goods (concluded)
Crocs, Inc. (a)	12,218	$201,597
Culp, Inc.	1,368	23,789
Deckers Outdoor Corp. (a)	4,791	241,993
Delta Apparel, Inc. (a)	1,207	17,019
Elizabeth Arden, Inc. (a)	3,510	158,196
Female Health Co.	3,770	37,172
Fifth & Pacific Cos., Inc. (a)(b)	16,682	372,676
G-III Apparel Group Ltd. (a)	2,358	113,467
Hanesbrands, Inc.	13,579	698,232
Helen of Troy Ltd. (a)	4,353	167,025
Iconix Brand Group, Inc. (a)	7,865	231,310
Inter Parfums, Inc.	2,179	62,145
Joe's Jeans, Inc. (a)	9,399	15,414
The Jones Group, Inc.	10,460	143,825
Lakeland Industries, Inc. (a)	913	4,309
Maidenform Brands, Inc. (a)	3,390	58,749
Michael Kors Holdings Ltd. (a)	24,308	1,507,582
Movado Group, Inc.	2,424	82,004
Nu Skin Enterprises, Inc., Class A	7,278	444,831
Orchids Paper Products Co.	1,288	33,810
Oxford Industries, Inc.	1,972	123,053
Perry Ellis International, Inc.	1,655	33,613
Quiksilver, Inc. (a)(b)	17,784	114,529
R.G. Barry Corp.	1,650	26,796
Revlon, Inc., Class A (a)	1,680	37,061
Rocky Brands, Inc.	1,306	19,747
Skechers U.S.A., Inc., Class A (a)	5,376	129,078
Steven Madden Ltd. (a)	5,691	275,331
Superior Uniform Group, Inc.	1,296	13,984
Tandy Brands Accessories, Inc. (a)	1,401	866
True Religion Apparel, Inc.	3,384	107,137
Under Armour, Inc., Class A (a)	10,780	643,674
Unifi, Inc. (a)	2,185	45,164
Vera Bradley, Inc. (a)(b)	3,222	69,788
Weyco Group, Inc.	1,049	26,435
Wolverine World Wide, Inc.	6,891	376,317
		7,463,933
Pharmaceuticals & Biotechnology — 4.8%
Acadia Pharmaceuticals, Inc. (a)	10,308	187,090
AMAG Pharmaceuticals, Inc. (a)	3,154	70,176
ARCA Biopharma, Inc. (a)	2,942	3,795
Avanir Pharmaceuticals, Inc. (a)	22,238	102,295
AVEO Pharmaceuticals, Inc. (a)	8,202	20,505
Aastrom Biosciences, Inc. (a)	10,040	4,028
Achillion Pharmaceuticals, Inc. (a)	11,235	91,902
Acorda Therapeutics, Inc. (a)	5,935	195,796
Acura Pharmaceuticals, Inc. (a)	3,065	5,762
Aegerion Pharmaceuticals, Inc. (a)	2,273	143,972
Affymetrix, Inc. (a)	11,538	51,229
Agenus, Inc. (a)	5,451	20,659
Akorn, Inc. (a)	10,095	136,484
Albany Molecular Research, Inc. (a)	3,909	46,400
Alexza Pharmaceuticals, Inc. (a)	3,779	16,401
Alkermes Plc (a)	18,571	532,616

	Shares	Value
Common Stocks
Pharmaceuticals & Biotechnology (continued)
Alnylam Pharmaceuticals, Inc. (a)	7,090	$219,861
Amicus Therapeutics, Inc. (a)	7,044	16,413
Ampio Pharmaceuticals, Inc. (a)(b)	4,379	25,267
Anacor Pharmaceuticals, Inc. (a)	5,321	29,744
Anthera Pharmaceuticals, Inc. (a)	9,930	4,599
Apricus Biosciences, Inc. (a)(b)	7,309	17,176
Arena Pharmaceuticals, Inc. (a)(b)	31,395	241,741
ARIAD Pharmaceuticals, Inc. (a)(b)	26,062	455,824
ArQule, Inc. (a)	10,724	24,880
Array Biopharma, Inc. (a)	17,941	81,452
Astex Pharmaceuticals (a)	13,557	55,719
Auxilium Pharmaceuticals, Inc. (a)	7,135	118,655
BioCryst Pharmaceuticals, Inc. (a)(b)	8,239	12,770
Biodel, Inc. (a)	2,370	9,907
BioDelivery Sciences International, Inc. (a)	5,856	23,775
BioMarin Pharmaceutical, Inc. (a)	19,306	1,077,082
Biosante Pharmaceuticals, Inc. (a)(b)	8,984	8,984
Biota Pharmaceuticals, Inc.	5,533	19,089
BioTime, Inc. (a)	6,420	25,423
Cadence Pharmaceuticals, Inc. (a)	8,871	60,500
CEL-SCI Corp. (a)	23,000	4,901
Cell Therapeutics, Inc. (a)	13,729	14,415
Celldex Therapeutics, Inc. (a)(b)	11,639	181,685
Cerus Corp. (a)	10,782	47,656
Charles River Laboratories International, Inc. (a)	7,013	287,743
Chelsea Therapeutics International, Inc. (a)	9,668	22,236
Cleveland BioLabs, Inc. (a)	11,110	17,554
Clovis Oncology, Inc. (a)	2,272	152,179
Columbia Laboratories, Inc. (a)	12,022	7,770
Corcept Therapeutics, Inc. (a)	12,935	22,378
Coronado Biosciences, Inc. (a)	3,724	32,026
Cubist Pharmaceuticals, Inc. (a)	9,144	441,655
Cumberland Pharmaceuticals, Inc. (a)	2,790	14,257
Curis, Inc. (a)	13,420	42,810
Cytokinetics, Inc. (a)	3,817	44,163
Cytori Therapeutics, Inc. (a)	11,609	26,701
CytRx Corp. (a)	5,159	10,318
Dendreon Corp. (a)(b)	23,295	95,975
Depomed, Inc. (a)	8,854	49,671
Discovery Laboratories, Inc. (a)(b)	11,814	17,957
Durect Corp. (a)	15,409	16,179
Dyax Corp. (a)	16,749	57,952
Dynavax Technologies Corp. (a)	30,799	33,879
Emergent Biosolutions, Inc. (a)	4,209	60,694
Endo Health Solutions, Inc. (a)	15,629	574,991
Endocyte, Inc. (a)	4,717	61,934
Entremed, Inc. (a)	5,780	11,676
Enzo Biochem, Inc. (a)	8,028	16,698
Enzon Pharmaceuticals, Inc.	10,923	21,846

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Pharmaceuticals & Biotechnology (continued)
Exact Sciences Corp. (a)(b)	9,521	$132,437
Exelixis, Inc. (a)	26,738	121,391
Furiex Pharmaceuticals, Inc. (a)	1,224	41,702
GTx, Inc. (a)	4,451	29,377
Galena Biopharma, Inc. (a)(b)	15,693	34,838
Genomic Health, Inc. (a)	2,916	92,466
GenVec, Inc. (a)	3,691	1,366
Geron Corp. (a)	22,762	34,143
Halozyme Therapeutics, Inc. (a)	13,153	104,435
Harvard Bioscience, Inc. (a)	4,947	23,399
Hemispherx Biopharma, Inc. (a)	9,683	2,155
Hi-Tech Pharmacal Co., Inc.	1,806	59,959
Idenix Pharmaceuticals, Inc. (a)	14,423	52,067
Idera Pharmaceuticals, Inc. (a)	6,210	4,068
Illumina, Inc. (a)	17,153	1,283,731
ImmunoGen, Inc. (a)	12,509	207,524
Immunomedics, Inc. (a)	12,026	65,421
Impax Laboratories, Inc. (a)	9,177	183,081
Incyte Corp. (a)	19,037	418,814
Infinity Pharmaceuticals, Inc. (a)	6,392	103,870
Inovio Pharmaceuticals, Inc. (a)	16,169	12,872
Insmed, Inc. (a)	4,928	58,939
InterMune, Inc. (a)	11,871	114,199
Ironwood Pharmaceuticals, Inc. (a)	13,390	133,230
Isis Pharmaceuticals, Inc. (a)	15,718	422,343
Jazz Pharmaceuticals Plc (a)	7,073	486,127
Keryx Biopharmaceuticals, Inc. (a)	12,202	91,149
Lexicon Pharmaceuticals, Inc. (a)	73,027	158,469
Ligand Pharmaceuticals, Inc. (a)	3,101	116,039
Luminex Corp. (a)	5,683	117,127
Mallinckrodt Plc (a)	8,070	366,620
MannKind Corp. (a)	22,769	147,998
Maxygen, Inc.	8,041	19,942
The Medicines Co. (a)	7,933	244,019
Medivation, Inc. (a)(b)	10,533	518,224
Momenta Pharmaceuticals, Inc. (a)	6,981	105,134
Myriad Genetics, Inc. (a)	11,246	302,180
NPS Pharmaceuticals, Inc. (a)	13,393	202,234
Nektar Therapeutics (a)	16,720	193,116
Neuralstem, Inc. (a)(b)	14,538	21,662
Neurocrine Biosciences, Inc. (a)	9,163	122,601
Novavax, Inc. (a)	22,933	47,013
OXiGENE, Inc. (a)	932	2,554
OncoGenex Pharmaceutical, Inc. (a)	2,824	27,675
Oncothyreon, Inc. (a)	10,788	16,829
Onyx Pharmaceuticals, Inc. (a)	10,170	1,224,050
Opko Health, Inc. (a)(b)	22,838	162,150
Optimer Pharmaceuticals, Inc. (a)	7,213	104,372
Orexigen Therapeutics, Inc. (a)	12,774	74,728
Osiris Therapeutics, Inc. (a)	2,774	27,934
PDL BioPharma, Inc.	20,740	160,113
Pacific Biosciences of California, Inc. (a)	6,221	15,677
Pain Therapeutics, Inc. (a)	6,775	14,973

	Shares	Value
Common Stocks
Pharmaceuticals & Biotechnology (continued)
Palatin Technologies, Inc. (a)	9,887	$5,932
Peregrine Pharmaceuticals, Inc. (a)(b)	23,198	29,925
Pernix Therapeutics Holdings, Inc. (a)	2,820	10,180
Pharmacyclics, Inc. (a)	7,320	581,720
Pozen, Inc. (a)	5,365	26,879
Prestige Brands Holdings, Inc. (a)	7,384	215,170
Progenics Pharmaceuticals, Inc. (a)	7,562	33,727
Questcor Pharmaceuticals, Inc.	8,150	370,499
Quintiles Transnational Holdings, Inc. (a)	3,331	141,767
Raptor Pharmaceutical Corp. (a)	8,793	82,215
Repligen Corp. (a)	5,174	42,634
Repros Therapeutics, Inc. (a)	2,855	52,675
Rexahn Pharmaceuticals, Inc. (a)(b)	17,083	7,585
Rigel Pharmaceuticals, Inc. (a)	12,898	43,079
SIGA Technologies, Inc. (a)	7,535	21,399
Sagent Pharmaceuticals, Inc. (a)	2,057	43,156
Salix Pharmaceuticals Ltd. (a)	7,312	483,689
Sangamo Biosciences, Inc. (a)	8,148	63,636
Santarus, Inc. (a)	8,681	182,735
Sarepta Therapeutics, Inc. (a)	4,398	167,344
Savient Pharmaceuticals, Inc. (a)(b)	12,887	7,217
Sciclone Pharmaceuticals, Inc. (a)	8,453	41,927
Seattle Genetics, Inc. (a)	14,781	465,010
Sequenom, Inc. (a)(b)	17,251	72,627
Spectrum Pharmaceuticals, Inc.	8,012	59,770
StemCells, Inc. (a)	10,321	17,030
Strategic Diagnostics, Inc. (a)	4,728	4,259
Sucampo Pharmaceuticals, Inc., Class A (a)	6,342	41,730
Synageva BioPharma Corp. (a)	1,605	67,410
Synta Pharmaceuticals Corp. (a)	7,276	36,307
Targacept, Inc. (a)	4,538	19,377
Techne Corp.	4,949	341,877
Telik, Inc. (a)	3,273	4,419
Theravance, Inc. (a)	9,747	375,552
Threshold Pharmaceuticals, Inc. (a)	6,916	36,378
Transcept Pharmaceuticals, Inc. (a)	3,283	9,915
Trubion Pharmaceuticals, Inc.	3,113	—
United Therapeutics Corp. (a)	6,543	430,660
Vanda Pharmaceuticals, Inc. (a)	4,525	36,562
Venaxis, Inc. (a)	6,479	7,775
Ventrus Biosciences, Inc. (a)	6,225	14,940
Vertex Pharmaceuticals, Inc. (a)	30,539	2,439,150
Vical, Inc. (a)	11,769	36,837
ViroPharma, Inc. (a)(b)	9,260	265,299
Vivus, Inc. (a)	14,209	178,749
Warner Chilcott Plc, Class A	24,226	481,613
XOMA Corp. (a)	13,411	48,682
Xenoport, Inc. (a)	7,420	36,729

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Pharmaceuticals & Biotechnology (concluded)
ZIOPHARM Oncology, Inc. (a)(b)	14,510	$30,471
Zalicus, Inc. (a)(b)	11,758	6,633
		23,597,257
Real Estate Investment & Services — 0.8%
AV Homes, Inc. (a)	1,823	32,322
Alexander & Baldwin, Inc. (a)	6,214	247,006
American Realty Investors, Inc. (a)	900	4,482
BBX Capital Corp. (a)	1,241	16,021
Consolidated-Tomoka Land Co.	927	35,374
Forest City Enterprises, Inc., Class A (a)	20,516	367,442
Forestar Group, Inc. (a)	4,954	99,377
HFF, Inc., Class A	4,735	84,141
Home Loan Servicing Solutions Ltd.	7,787	186,654
The Howard Hughes Corp. (a)	4,056	454,637
Jones Lang LaSalle, Inc.	6,148	560,329
Kennedy-Wilson Holdings, Inc.	6,998	116,447
Market Leader, Inc. (a)	4,115	44,031
Maui Land & Pineapple Co., Inc. (a)	3,389	13,759
Move, Inc. (a)	6,508	83,433
Nationstar Mortgage Holdings, Inc. (a)	2,611	97,756
Realogy Holdings Corp. (a)	16,464	790,931
Reis, Inc. (a)	1,655	30,601
The St. Joe Co. (a)	12,521	263,567
Tejon Ranch Co. (a)	2,270	64,672
Thomas Properties Group, Inc.	4,684	24,825
Transcontinental Realty Investors, Inc. (a)	393	3,458
Zillow, Inc. (a)	2,183	122,903
ZipRealty, Inc. (a)	3,206	10,035
		3,754,203
Real Estate Investment Trusts (REITs) — 8.9%
ARMOUR Residential REIT, Inc.	53,415	251,585
Acadia Realty Trust (b)	7,777	192,014
Agree Realty Corp.	2,204	65,062
Alexander's, Inc.	306	89,875
Alexandria Real Estate Equities, Inc.	9,667	635,315
American Assets Trust, Inc.	5,090	157,077
American Campus Communities, Inc.	14,506	589,814
American Capital Agency Corp.	54,348	1,249,461
American Capital Mortgage Investment Corp.	8,388	150,732
American Realty Capital Properties, Inc.	23,079	352,186
Annaly Capital Management, Inc.	128,541	1,615,760
Anworth Mortgage Asset Corp.	19,755	110,628
Apollo Commercial Real Estate Finance, Inc.	6,184	98,202
Apollo Residential Mortgage, Inc.	4,553	75,033
Arbor Realty Trust, Inc.	5,043	31,670

	Shares	Value
Common Stocks
Real Estate Investment Trusts (REITs) (continued)
Arlington Asset Investment Corp.	1,883	$50,351
Ashford Hospitality Trust, Inc.	8,928	102,226
Associated Estates Realty Corp.	7,540	121,243
Aviv REIT, Inc.	2,321	58,698
BRE Properties	10,672	533,813
BRT Realty Trust (a)	2,288	16,016
BioMed Realty Trust, Inc.	25,712	520,154
Blackstone Mortgage Trust, Inc. Class A	3,675	90,772
Brandywine Realty Trust (b)	21,467	290,234
CBL & Associates Properties, Inc. (b)	22,503	482,014
CYS Investments, Inc.	24,856	228,924
Camden Property Trust (b)	11,568	799,812
Campus Crest Communities, Inc.	9,354	107,945
CapLease, Inc.	13,106	110,615
Capstead Mortgage Corp.	13,114	158,679
Cedar Realty Trust, Inc.	8,184	42,393
Chatham Lodging Trust	3,721	63,927
Chesapeake Lodging Trust	7,423	154,324
Chimera Investment Corp.	143,894	431,682
Colonial Properties Trust	11,328	273,231
Colony Financial, Inc.	9,988	198,661
CommonWealth REIT	16,507	381,642
Coresite Realty Corp.	3,139	99,852
Corporate Office Properties Trust	11,862	302,481
Cousins Properties, Inc.	14,770	149,177
CubeSmart	17,013	271,868
CyrusOne, Inc.	2,762	57,284
DCT Industrial Trust, Inc.	40,467	289,339
DDR Corp.	34,117	568,048
DiamondRock Hospitality Co. (b)	26,374	245,806
Digital Realty Trust, Inc.	17,703	1,079,883
Douglas Emmett, Inc. (b)	18,359	458,057
Duke Realty Corp. (b)	44,361	691,588
DuPont Fabros Technology, Inc.	9,148	220,924
EPR Properties (b)	6,591	331,330
Eastgroup Properties, Inc.	4,283	241,004
Education Realty Trust, Inc.	16,049	164,181
Equity Lifestyle Properties, Inc.	5,416	425,643
Equity One, Inc. (b)	8,259	186,901
Essex Property Trust, Inc. (b)	5,236	832,105
Excel Trust, Inc.	7,675	98,317
Extra Space Storage, Inc.	14,385	603,163
Federal Realty Investment Trust	8,972	930,217
FelCor Lodging Trust, Inc. (a)	16,736	98,910
First Industrial Realty Trust, Inc.	13,876	210,499
First Potomac Realty Trust	8,664	113,152
Franklin Street Properties Corp.	12,131	160,129
General Growth Properties, Inc.	61,788	1,227,728
Getty Realty Corp.	4,166	86,028
Gladstone Commercial Corp.	2,892	53,907
Glimcher Realty Trust	20,177	220,333
Government Properties Income Trust (b)	8,160	205,795

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Real Estate Investment Trusts (REITs) (continued)
Gramercy Property Trust, Inc. (a)	7,168	$32,256
Hatteras Financial Corp.	13,403	330,250
Healthcare Realty Trust, Inc.	12,400	316,200
Healthcare Trust of America, Inc.	7,578	85,101
Hersha Hospitality Trust	24,760	139,646
Highwoods Properties, Inc. (b)	11,308	402,678
Home Properties, Inc. (b)	7,146	467,134
Hospitality Properties Trust	19,222	505,154
Hudson Pacific Properties, Inc.	6,696	142,491
Inland Real Estate Corp.	12,531	128,067
InvesCo. Mortgage Capital, Inc.	18,894	312,885
Investors Real Estate Trust	14,691	126,343
iStar Financial, Inc. (a)	10,788	121,797
Kilroy Realty Corp.	10,488	555,969
Kite Realty Group Trust	12,503	75,393
LTC Properties, Inc.	4,945	193,102
LaSalle Hotel Properties	13,054	322,434
Lexington Realty Trust (b)	25,384	296,485
Liberty Property Trust (b)	16,526	610,801
MFA Financial, Inc.	48,548	410,231
MPG Office Trust, Inc. (a)	10,275	32,264
Mack-Cali Realty Corp. (b)	11,274	276,100
Medical Properties Trust, Inc.	20,917	299,531
Mid-America Apartment Communities, Inc. (b)	5,900	399,843
Mission West Properties, Inc.	456	—
Monmouth Real Estate Investment Corp., Class A	7,237	71,429
National Health Investors, Inc. (b)	3,452	206,637
National Retail Properties, Inc.	16,437	565,433
New York Mortgage Trust, Inc. (b)	11,088	75,066
NorthStar Realty Finance Corp.	28,460	258,986
Omega Healthcare Investors, Inc.	16,143	500,756
One Liberty Properties, Inc.	1,966	43,173
PMC Commercial Trust	2,432	19,991
PS Business Parks, Inc.	2,512	181,291
Parkway Properties, Inc.	6,144	102,973
Pebblebrook Hotel Trust	8,823	228,075
Pennsylvania Real Estate Investment Trust	8,996	169,844
PennyMac Mortgage Investment Trust (d)	5,478	115,312
Piedmont Office Realty Trust, Inc.	23,141	413,761
Post Properties, Inc. (b)	7,503	371,323
Potlatch Corp.	5,699	230,468
RAIT Financial Trust	9,338	70,222
RLJ Lodging Trust	16,877	379,564
Ramco-Gershenson Properties Trust	8,422	130,794
Rayonier, Inc. (b)	17,326	959,687
Realty Income Corp.	26,755	1,121,570
Redwood Trust, Inc.	11,558	196,486
Regency Centers Corp. (b)	12,604	640,409
Resource Capital Corp. (b)	18,779	115,491
Retail Opportunity Investments Corp.	8,411	116,913

	Shares	Value
Common Stocks
Real Estate Investment Trusts (REITs) (concluded)
Rouse Properties, Inc.	3,548	$69,612
SL Green Realty Corp. (b)	12,554	1,107,137
STAG Industrial, Inc.	6,621	132,089
Sabra Healthcare REIT, Inc.	5,520	144,127
Saul Centers, Inc.	2,110	93,811
Senior Housing Properties Trust	26,058	675,684
Silver Bay Realty Trust Corp.	4,967	82,254
Sovran Self Storage, Inc.	4,351	281,901
Starwood Property Trust, Inc.	22,608	559,548
Strategic Hotel Capital, Inc. (a)	25,179	223,086
Sun Communities, Inc.	4,792	238,450
Sunstone Hotel Investors, Inc. (a)	22,904	276,680
Supertel Hospitality, Inc. (a)	7,885	7,083
Tanger Factory Outlet Centers, Inc.	13,160	440,334
Taubman Centers, Inc.	8,368	628,855
Terreno Realty Corp.	3,739	69,284
Two Harbors Investment Corp.	51,210	524,902
UDR, Inc. (b)	34,428	877,570
UMH Properties, Inc.	4,403	45,219
Universal Health Realty Income Trust	1,725	74,399
Urstadt Biddle Properties, Inc., Class A	3,383	68,235
WP Carey, Inc.	7,902	522,875
Walter Investment Management Corp. (a)	4,961	167,731
Washington Real Estate Investment Trust	9,108	245,096
Weingarten Realty Investors	15,433	474,873
Winthrop Realty Trust	5,028	60,487
		43,464,550
Software & Computer Services — 6.0%
ACI Worldwide, Inc. (a)(b)	5,613	260,892
Ansys, Inc. (a)	12,854	939,627
AOL, Inc. (a)	11,019	401,973
Accelrys, Inc. (a)	8,591	72,164
Acorn Energy, Inc. (b)	3,089	26,071
The Active Network, Inc. (a)	5,680	42,998
Actuate Corp. (a)	7,378	48,990
Advent Software, Inc. (a)	4,549	159,488
Alliance Data Systems Corp. (a)	6,801	1,231,185
Allscripts Healthcare Solutions, Inc. (a)	24,687	319,450
Amdocs Ltd.	22,117	820,320
American Software, Inc., Class A	3,879	33,708
Analysts International Corp. (a)	952	3,637
Aspen Technology, Inc. (a)	13,130	378,013
athenahealth, Inc. (a)	5,093	431,479
Authentidate Holding Corp. (a)	6,322	5,500
Blackbaud, Inc.	6,364	207,275
Blucora, Inc. (a)	6,376	118,211
Bottomline Technologies, Inc. (a)	5,251	132,798
BroadSoft, Inc. (a)	3,996	110,290
BSQUARE Corp. (a)	3,375	9,281

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Software & Computer Services (continued)
CACI International, Inc., Class A (a)	3,187	$202,343
Ciber, Inc. (a)	9,585	32,014
CSG Systems International, Inc. (b)	4,787	103,878
Cadence Design Systems, Inc. (a)(b)	39,335	569,571
Calix, Inc. (a)	4,955	50,045
Callidus Software, Inc. (a)	6,124	40,357
Clearwire Corp., Class A (a)	61,961	308,566
Cogent Communications Group, Inc.	6,572	185,002
CommVault Systems, Inc. (a)	6,024	457,161
Computer Programs & Systems, Inc.	1,608	79,017
Computer Task Group, Inc.	2,265	52,027
Compuware Corp. (c)	29,289	303,141
Comverse, Inc. (a)	3,243	96,512
Concur Technologies, Inc. (a)	6,405	521,239
Cornerstone OnDemand, Inc. (a)(b)	4,883	211,385
Crexendo, Inc.	2,713	7,325
DST Systems, Inc.	4,070	265,893
Datalink Corp. (a)	2,530	26,919
DealerTrack Technologies, Inc. (a)(b)	6,143	217,646
DeVry, Inc.	7,736	239,971
Digimarc Corp.	1,309	27,188
Digital River, Inc. (a)	5,623	105,544
Dynamics Research Corp. (a)	2,140	11,920
EPIQ Systems, Inc.	4,650	62,635
EarthLink, Inc.	15,841	98,373
Ebix, Inc.	4,598	42,577
Envestnet, Inc. (a)	3,681	90,553
Equinix, Inc. (a)(b)	6,803	1,256,650
Evolving Systems, Inc.	1,901	12,604
ExactTarget, Inc. (a)	3,833	129,249
Facebook, Inc. (a)	76,737	1,907,682
Fair Isaac Corp.	5,000	229,150
FalconStor Software, Inc. (a)	6,457	8,846
Forrester Research, Inc.	1,873	68,720
Fortinet, Inc. (a)	18,938	331,415
GSE Systems, Inc. (a)	4,471	6,751
Gartner, Inc. (a)	12,956	738,362
Guidance Software, Inc. (a)	2,702	23,615
Guidewire Software, Inc. (a)	4,230	177,871
The Hackett Group, Inc.	4,068	21,113
IAC/InterActiveCorp.	10,874	517,167
ICG Group, Inc. (a)	5,977	68,138
iGate Corp. (a)	4,441	72,921
Immersion Corp. (a)	4,213	55,822
Infoblox, Inc. (a)	5,693	166,577
Informatica Corp. (a)	14,963	523,406
Innodata Corp. (a)	3,774	12,077
Interactive Intelligence Group, Inc. (a)	2,239	115,532
Internap Network Services Corp. (a)	7,670	63,431
Internet Patents Corp. (a)	1,714	6,050

	Shares	Value
Common Stocks
Software & Computer Services (continued)
IntraLinks Holdings, Inc. (a)	6,452	$46,842
Inuvo, Inc. (a)	9,522	7,618
Ipass, Inc. (a)	10,039	18,974
j2 Global, Inc.	6,383	271,341
The KEYW Holding Corp. (a)	4,371	57,916
Keynote Systems, Inc.	2,408	47,582
Limelight Networks, Inc. (a)	11,095	24,964
LivePerson, Inc. (a)	7,668	68,667
LogMeIn, Inc. (a)	3,298	80,669
LookSmart Ltd. (a)	9,057	6,340
Manhattan Associates, Inc. (a)	2,778	214,350
Mastech Holdings, Inc.	688	5,263
MedAssets, Inc. (a)	7,596	134,753
Medidata Solutions, Inc. (a)(b)	3,269	253,184
Mentor Graphics Corp.	13,100	256,105
Merge Healthcare, Inc. (a)	10,446	37,606
Meru Networks, Inc. (a)	3,244	13,073
MicroStrategy, Inc., Class A (a)	1,309	113,831
Mitek Systems, Inc. (a)	3,977	22,987
Monotype Imaging Holdings, Inc.	5,459	138,713
Multiband Corp. (a)	3,161	10,020
NCI, Inc., Class A (a)	2,004	8,297
NIC, Inc.	9,052	149,630
NetScout Systems, Inc. (a)	5,026	117,307
NetSuite, Inc. (a)(b)	4,047	371,272
Nuance Communications, Inc. (a)	35,054	644,292
PC-Tel, Inc.	3,124	26,492
PDF Solutions, Inc. (a)	3,817	70,347
PROS Holdings, Inc. (a)	2,938	87,993
PTC, Inc. (a)	16,535	405,604
Palo Alto Networks, Inc. (a)	4,823	203,338
Pegasystems, Inc.	2,534	83,926
Perficient, Inc. (a)	5,628	75,077
Premiere Global Services, Inc. (a)	6,468	78,069
Progress Software Corp. (a)	7,765	178,673
QAD, Inc., Class A	671	7,703
QAD, Inc., Class B	1,021	10,639
QLIK Technologies, Inc. (a)	10,488	296,496
Quality Systems, Inc.	5,658	105,861
Rackspace Hosting, Inc. (a)	15,420	584,264
RealPage, Inc. (a)	5,505	100,962
RigNet, Inc. (a)	1,771	45,125
Rosetta Stone, Inc. (a)	2,013	29,672
Rovi Corp. (a)	14,299	326,589
SS&C Technologies Holdings, Inc. (a)	8,017	263,759
Sapient Corp. (a)	15,629	204,115
SciQuest, Inc. (a)	2,655	66,508
Selectica, Inc. (a)	1,394	12,421
ServiceNow, Inc. (a)	2,057	83,082
Smith Micro Software, Inc. (a)	7,292	7,730
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	8,616	334,387
Solera Holdings, Inc.	9,539	530,845
Sourcefire, Inc. (a)(b)	4,420	245,531
Splunk, Inc. (a)	4,036	187,109

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Software & Computer Services (concluded)
Support.com, Inc. (a)	8,513	$38,904
Synchronoss Technologies, Inc. (a)	3,937	121,535
Synopsys, Inc. (a)	21,196	757,757
Syntel, Inc.	2,238	140,703
TIBCO Software, Inc. (a)	21,614	462,540
Tangoe, Inc. (a)	4,749	73,277
TeleCommunication Systems, Inc., Class A (a)	7,111	16,569
TeleNav, Inc. (a)	3,039	15,894
Tyler Technologies, Inc. (a)	3,866	265,014
Ultimate Software Group, Inc. (a)(b)	3,994	468,456
Unisys Corp. (a)	6,285	138,710
United Online, Inc.	14,269	108,159
Unwired Planet, Inc. (a)	10,970	21,391
VASCO Data Security International, Inc. (a)	4,809	39,963
VMware, Inc., Class A (a)	11,807	790,951
Vantiv, Inc. Class A (a)	12,557	346,573
Verint Systems, Inc. (a)	7,402	262,549
VirnetX Holding Corp. (a)(b)	5,989	119,720
Virtusa Corp. (a)	2,960	65,594
Vocus, Inc. (a)	3,191	33,569
Voltari Corp. (a)	600	2,142
Wave Systems Corp., Class A (a)	15,303	4,591
Web.com Group, Inc. (a)	4,705	120,448
Workday, Inc., Class A (a)	3,534	226,494
Zix Corp. (a)	9,594	40,583
Zynga, Inc. Class A (a)(b)	69,187	192,340
		29,323,640
Support Services — 4.5%
A.M. Castle & Co. (a)	2,658	41,890
ABM Industries, Inc.	6,822	167,207
ADA-ES, Inc. (a)	1,470	61,916
AMN Healthcare Services, Inc. (a)	6,605	94,584
AMREP Corp. (a)	600	5,550
ARC Document Solutions, Inc. (a)	6,202	24,808
Acacia Research Corp.	6,989	156,204
The Advisory Board Co. (a)(b)	4,935	269,698
Applied Industrial Technologies, Inc.	5,717	276,303
Barnes Group, Inc.	6,363	190,826
Barrett Business Services, Inc.	1,011	52,784
Black Box Corp.	2,301	58,261
Booz Allen Hamilton Holding Corp.	5,067	88,065
The Brink's Co.	6,523	166,402
Broadridge Financial Solutions LLC	16,618	441,706
CBIZ, Inc. (a)	7,327	49,164
CDI Corp.	2,126	30,104
CRA International, Inc. (a)	1,531	28,278
Cardtronics, Inc. (a)	6,332	174,763

	Shares	Value
Common Stocks
Support Services (continued)
Casella Waste Systems, Inc. (a)	6,367	$27,442
Cass Information Systems, Inc.	1,332	61,405
Cenveo, Inc. (a)	11,249	23,960
Clean Harbors, Inc. (a)	7,485	378,217
Comfort Systems USA, Inc.	5,075	75,719
Consolidated Graphics, Inc. (a)	1,238	58,198
Convergys Corp.	14,068	245,205
CoreLogic, Inc. (a)	13,098	303,481
The Corporate Executive Board Co.	4,690	296,502
Corrections Corp. of America	15,913	538,973
CoStar Group, Inc. (a)	3,775	487,239
Crawford & Co., Class B	3,730	20,963
Cross Country Healthcare, Inc. (a)	4,872	25,140
DXP Enterprises, Inc. (a)	1,402	93,373
Deluxe Corp.	7,053	244,387
Dice Holdings, Inc. (a)	7,329	67,500
DigitalGlobe, Inc. (a)	10,513	326,008
Document Security Systems, Inc. (a)(b)	4,370	10,051
The Dolan Co. (a)	5,424	8,841
ENGlobal Corp. (a)	3,131	2,974
EVERTEC, Inc. (a)	3,913	85,969
Ennis, Inc.	3,676	63,558
Euronet Worldwide, Inc. (a)	6,543	208,460
ExamWorks Group, Inc. (a)	3,877	82,309
ExlService Holdings, Inc. (a)	3,734	110,377
Exponent, Inc.	1,920	113,491
FTI Consulting, Inc. (a)	5,569	183,164
FleetCor Technologies, Inc. (a)	9,173	745,765
Franklin Covey Co. (a)	2,789	37,540
Frontline Capital Group	300	—
Fuel Tech, Inc. (a)	2,618	10,027
Furmanite Corp. (a)	5,698	38,120
G&K Services, Inc., Class A	2,761	131,424
GP Strategies Corp. (a)	2,943	70,102
Genpact Ltd.	18,523	356,383
The Geo Group, Inc.	9,900	336,105
Global Cash Access, Inc. (a)	9,555	59,814
Global Payments, Inc.	10,816	500,997
Global Power Equipment Group, Inc.	2,352	37,914
Harris Interactive, Inc. (a)	7,323	13,255
Heartland Payment Systems, Inc.	5,076	189,081
Heidrick & Struggles International, Inc.	2,399	40,111
Heritage-Crystal Clean, Inc. (a)	1,384	20,220
Higher One Holdings, Inc. (a)	4,996	58,153
Hudson Global, Inc. (a)	4,534	11,244
Huron Consulting Group, Inc. (a)	3,276	151,482
ICF International, Inc. (a)	2,842	89,551
Innerworkings, Inc. (a)	4,517	49,010
Insperity, Inc.	3,058	92,657
Jack Henry & Associates, Inc.	11,818	556,982
Kaman Corp., Class A	3,701	127,907
Kelly Services, Inc., Class A	3,691	64,482

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Support Services (continued)
Kforce, Inc.	4,137	$60,400
Korn/Ferry International (a)	6,869	128,725
Lawson Products, Inc.	634	8,141
Lender Processing Services, Inc.	11,714	378,948
Lincoln Educational Services Corp.	3,155	16,627
LinkedIn Corp. (a)	9,644	1,719,525
Lionbridge Technologies, Inc. (a)	9,164	26,576
MAXIMUS, Inc.	4,748	353,631
MSC Industrial Direct Co., Class A	6,435	498,455
MWI Veterinary Supply, Inc. (a)	1,735	213,821
Management Network Group, Inc. (a)	2,116	6,433
Manpower, Inc.	10,543	577,756
McGrath RentCorp	3,220	109,995
Metalico, Inc. (a)	7,655	9,186
Michael Baker Corp.	1,284	34,809
Mistras Group, Inc. (a)	2,355	41,401
Mobile Mini, Inc. (a)	5,345	177,187
Moduslink Global Solutions, Inc. (a)	6,550	20,829
Monster Worldwide, Inc. (a)	16,353	80,293
Navigant Consulting, Inc. (a)	7,098	85,176
NeuStar, Inc., Class A (a)	9,025	439,337
Odyssey Marine Exploration, Inc. (a)	12,531	37,092
Official Payments Holdings, Inc. (a)	3,057	20,940
On Assignment, Inc. (a)	6,288	168,015
Outerwall, Inc. (a)	3,944	231,395
PRGX Global, Inc. (a)	3,750	20,588
Park-Ohio Holdings Corp. (a)	1,366	45,051
Perma-Fix Environmental Services, Inc. (a)	8,189	2,948
PowerSecure International, Inc. (a)	2,629	39,514
Quad/Graphics, Inc.	3,498	84,302
R.R. Donnelley & Sons Co.	25,030	350,670
RPX Corp. (a)	3,484	58,531
Rentrak Corp. (a)	2,007	40,281
Resources Connection, Inc.	5,593	64,879
Schnitzer Steel Industries, Inc., Class A	3,079	71,987
ServiceSource International, Inc. (a)	7,443	69,369
Sharps Compliance Corp. (a)	3,560	9,327
Startek, Inc. (a)	1,933	9,143
Swisher Hygiene, Inc. (a)	16,316	14,030
SYKES Enterprises, Inc. (a)	5,423	85,467
The The Standard Register Co. (a)	910	2,621
Team, Inc. (a)	2,779	105,185
TeleTech Holdings, Inc. (a)	3,076	72,071
Tetra Tech, Inc. (a)(b)	8,863	208,369
Towers Watson & Co., Class A	7,781	637,575
TrueBlue, Inc. (a)	5,783	121,732
URS Corp.	10,306	486,649
US Ecology, Inc.	2,489	68,298
Unifirst Corp.	2,103	191,899

	Shares	Value
Common Stocks
Support Services (concluded)
United Rentals, Inc. (a)	13,103	$653,971
United Stationers, Inc.	5,474	183,653
Universal Technical Institute, Inc.	3,265	33,727
Verisk Analytics, Inc. (a)	20,283	1,210,895
Viad Corp.	2,777	68,092
WEX, Inc. (a)	5,354	410,652
Waste Connections, Inc.	16,879	694,402
		21,870,316
Technology Hardware & Equipment — 4.6%
3D Systems Corp. (a)(b)	12,876	565,256
Adtran, Inc.	8,230	202,540
Anadigics, Inc. (a)	12,187	26,811
ARRIS Group, Inc. (a)	15,962	229,055
ATMI, Inc. (a)	4,491	106,212
AXT, Inc. (a)	5,453	14,723
Advanced Energy Industries, Inc. (a)	5,195	90,445
Agilysys, Inc. (a)	2,279	25,730
Alliance Fiber Optic Products, Inc.	1,164	23,292
Amkor Technology, Inc. (a)	9,534	40,138
Amtech Systems, Inc. (a)	2,148	13,661
Applied Micro Circuits Corp. (a)	9,668	85,078
Aruba Networks, Inc. (a)	15,255	234,317
Atmel Corp. (a)	59,145	434,716
Avago Technologies Ltd.	29,628	1,107,495
Aviat Networks, Inc. (a)	9,111	23,871
Aware, Inc.	2,015	10,478
Axcelis Technologies, Inc. (a)	16,588	30,190
Brocade Communications Systems, Inc. (a)	62,618	360,680
Brooks Automation, Inc.	8,894	86,539
CVD Equipment Corp. (a)(b)	1,397	11,637
Cabot Microelectronics Corp. (a)	3,193	105,401
CalAmp Corp. (a)	5,028	73,409
Cavium, Inc. (a)(b)	7,236	255,937
Ceva, Inc. (a)	3,559	68,902
Ciena Corp. (a)(b)	14,377	279,201
Cirrus Logic, Inc. (a)	8,862	153,844
Clearfield, Inc. (a)	2,144	20,196
Cohu, Inc.	3,077	38,462
Comtech Telecommunications Corp.	2,357	63,380
Concurrent Computer Corp.	1,957	14,971
Cray, Inc. (a)(b)	5,314	104,367
Cree, Inc. (a)(b)	16,249	1,037,661
Cypress Semiconductor Corp.	18,773	201,434
DSP Group, Inc. (a)	3,429	28,495
Dataram Corp. (a)	368	1,373
Diebold, Inc.	8,741	294,484
Digi International, Inc. (a)	3,951	37,021
Diodes, Inc. (a)	4,959	128,785
Dot Hill Systems Corp. (a)	9,114	19,960
Dycom Industries, Inc. (a)	4,659	107,809
EchoStar Corp. Class A (a)	5,443	212,876

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Technology Hardware & Equipment (continued)
Electronics for Imaging, Inc. (a)	6,580	$186,148
Emcore Corp. (a)	3,572	12,859
Emulex Corp. (a)	13,108	85,464
Entegris, Inc. (a)	19,448	182,617
Entropic Communications, Inc. (a)	13,357	57,034
Exar Corp. (a)	6,920	74,528
Extreme Networks, Inc. (a)	14,326	49,425
Fairchild Semiconductor International, Inc. (a)	17,522	241,804
Finisar Corp. (a)	13,082	221,740
Formfactor, Inc. (a)	7,444	50,247
Fusion-io, Inc. (a)	10,122	144,137
GSI Technology, Inc. (a)	3,827	24,187
Globecomm Systems, Inc. (a)	3,694	46,692
Harmonic, Inc. (a)	16,504	104,800
Hittite Microwave Corp. (a)	3,796	220,168
Hutchinson Technology, Inc. (a)	4,488	21,228
ID Systems, Inc. (a)	2,125	10,689
IXYS Corp.	3,474	38,422
Identive Group, Inc. (a)	7,272	5,258
iGO, Inc. (a)	682	1,589
Ikanos Communications, Inc. (a)	11,101	16,540
Imation Corp. (a)	4,885	20,664
Infinera Corp. (a)	16,318	174,113
Infosonics Corp. (a)	3,600	1,620
Ingram Micro, Inc., Class A (a)	20,738	393,815
Inphi Corp. (a)	2,958	32,538
Insight Enterprises, Inc. (a)	5,871	104,152
Integrated Device Technology, Inc. (a)	20,554	163,199
Integrated Silicon Solutions, Inc. (a)	4,066	44,563
Inteliquent, Inc.	4,710	27,083
InterDigital, Inc.	5,852	261,292
Intermec, Inc. (a)	8,474	83,299
International Rectifier Corp. (a)	9,675	202,594
Intersil Corp., Class A	17,151	134,121
Ixia (a)	7,818	143,851
KVH Industries, Inc. (a)	2,575	34,273
Kopin Corp. (a)	10,311	38,254
Kulicke & Soffa Industries, Inc. (a)	10,550	116,683
LRAD Corp. (a)	8,678	9,806
LTX-Credence Corp. (a)	7,225	43,278
Lantronix, Inc. (a)	3,162	4,996
Lattice Semiconductor Corp. (a)	16,665	84,492
Lexmark International, Inc., Class A	8,746	267,365
Loral Space & Communications Ltd.	1,796	107,724
Micros Systems, Inc. (a)	10,922	471,284
MKS Instruments, Inc.	7,265	192,813
Marvell Technology Group Ltd.	58,998	690,867
Mattson Technology, Inc. (a)	9,962	21,717
Maxim Integrated Products, Inc.	39,746	1,104,144
MaxLinear, Inc., Class A (a)	4,409	30,863
Mercury Systems, Inc. (a)	4,615	42,550
Micrel, Inc.	6,410	63,331

	Shares	Value
Common Stocks
Technology Hardware & Equipment (continued)
Microsemi Corp. (a)	12,826	$291,791
Mindspeed Technologies, Inc. (a)	6,749	21,867
Monolithic Power Systems, Inc.	4,630	111,629
MoSys, Inc. (a)	7,187	28,892
NCR Corp. (a)	22,754	750,654
NETGEAR, Inc. (a)	5,386	164,488
Nanometrics, Inc. (a)	3,310	48,558
NeoPhotonics Corp. (a)	3,604	31,319
NetList, Inc. (a)	4,429	3,898
Novatel Wireless, Inc. (a)	5,803	22,922
OCZ Technology Group, Inc. (a)(b)	12,046	17,467
ON Semiconductor Corp. (a)	62,321	503,554
Oclaro, Inc. (a)(b)	14,879	17,557
Omnivision Technologies, Inc. (a)	7,549	140,789
Oplink Communications, Inc. (a)	3,034	52,701
Optical Cable Corp.	1,750	7,753
Overland Storage, Inc. (a)	7,736	8,819
PAR Technology Corp. (a)	1,934	7,794
PC Connection, Inc.	2,231	34,469
PLX Technology, Inc. (a)	6,522	31,045
PMC-Sierra, Inc. (a)	28,533	181,185
ParkerVision, Inc. (a)	13,688	62,280
Pendrell Corp. (a)	25,345	66,404
Performance Technologies, Inc. (a)	1,109	1,309
Pericom Semiconductor Corp. (a)	3,101	22,079
Photronics, Inc. (a)	8,475	68,308
Pixelworks, Inc. (a)	3,290	11,252
Plantronics, Inc.	5,972	262,290
Polycom, Inc. (a)	23,951	252,444
Power Integrations, Inc.	4,085	165,688
Preformed Line Products Co.	358	23,739
Procera Networks, Inc. (a)	3,127	42,934
QLogic Corp. (a)	12,436	118,888
Quantum Corp. (a)	35,782	49,021
QuickLogic Corp. (a)	9,239	20,418
RF Micro Devices, Inc. (a)	39,280	210,148
Radisys Corp. (a)	3,847	18,504
Rambus, Inc. (a)	15,720	135,035
Rimage Corp.	2,148	18,022
Riverbed Technology, Inc. (a)	22,945	357,024
Rudolph Technologies, Inc. (a)	5,008	56,090
STEC, Inc. (a)	5,841	39,252
SYNNEX Corp. (a)(b)	3,544	149,840
ScanSource, Inc. (a)	3,883	124,256
SeaChange International, Inc. (a)	3,948	46,231
Semtech Corp. (a)	9,354	327,671
Shoretel, Inc. (a)	9,231	37,201
Sigma Designs, Inc. (a)	5,242	26,472
Silicon Graphics International Corp. (a)	5,106	68,318
Silicon Image, Inc. (a)	11,660	68,211
Silicon Laboratories, Inc. (a)	5,383	222,910
Skyworks Solutions, Inc. (a)	26,344	576,670
Sonic Foundry, Inc. (a)	1,158	12,275
Sonus Networks, Inc. (a)	40,110	120,731

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Technology Hardware & Equipment (concluded)
Spansion, Inc., Class A (a)	6,542	$81,906
SunEdison, Inc. (a)(b)	32,404	264,741
Super Micro Computer, Inc. (a)	3,733	39,719
Supertex, Inc.	1,639	39,188
Symmetricom, Inc. (a)	6,740	30,263
Synaptics, Inc. (a)	4,656	179,535
Systemax, Inc.	905	8,516
Tech Data Corp. (a)	5,046	237,616
Tellabs, Inc.	44,910	88,922
Tessera Technologies, Inc.	7,247	150,738
Transact Technologies, Inc.	1,900	15,523
Transwitch Corp. (a)	5,338	1,922
TriQuint Semiconductor, Inc. (a)	22,844	158,309
USA Technologies, Inc. (a)	6,360	11,066
Ultra Clean Holdings, Inc. (a)	4,606	27,866
Ultratech, Inc. (a)(b)	3,994	146,660
VOXX International Corp. (a)	2,922	35,853
VeriFone Systems, Inc. (a)(b)	15,196	255,445
Viasat, Inc. (a)	5,675	405,535
Vitesse Semiconductor Corp. (a)	7,535	19,817
Volterra Semiconductor Corp. (a)	3,634	51,312
West Corp.	3,339	73,925
Westell Technologies, Inc., Class A (a)	9,091	21,727
Zhone Technologies, Inc. (a)	5,499	4,399
		22,489,321
Tobacco — 0.1%
Alliance One International, Inc. (a)	11,097	42,169
Schweitzer-Mauduit International, Inc.	4,365	217,726
Star Scientific, Inc. (a)(b)	22,783	31,668
Universal Corp.	3,084	178,409
Vector Group Ltd.	8,426	136,670
		606,642
Travel & Leisure — 4.7%
AFC Enterprises, Inc. (a)	3,511	126,185
Alaska Air Group, Inc. (a)	9,619	500,188
Allegiant Travel Co.	2,048	217,067
Ambassadors Group, Inc.	3,946	14,008
Ameristar Casinos, Inc.	4,978	130,872
Avis Budget Group, Inc. (a)	14,900	428,375
BJ's Restaurants, Inc. (a)	3,557	131,965
Bally Technologies, Inc. (a)	5,398	304,555
Biglari Holdings, Inc. (a)	189	77,566
Bloomin' Brands, Inc. (a)	6,212	154,555
Bob Evans Farms, Inc.	3,769	177,068
Boyd Gaming Corp. (a)	8,230	92,999
Bravo Brio Restaurant Group, Inc. (a)	2,896	51,607
Brinker International, Inc.	9,831	387,636
Buffalo Wild Wings, Inc. (a)	2,679	262,971
Burger King Worldwide, Inc.	8,926	174,146
CEC Entertainment, Inc.	2,384	97,839

	Shares	Value
Common Stocks
Travel & Leisure (continued)
Carmike Cinemas, Inc. (a)	2,607	$50,471
Carrols Restaurant Group, Inc. (a)	3,017	19,490
Century Casinos, Inc. (a)	4,783	16,549
The Cheesecake Factory, Inc.	6,775	283,805
Choice Hotels International, Inc.	4,072	161,618
Churchill Downs, Inc.	1,739	137,120
Cinemark Holdings, Inc.	13,752	383,956
Cosi, Inc. (a)	3,314	7,291
Cracker Barrel Old Country Store, Inc.	3,261	308,686
Delta Air Lines, Inc. (a)	116,394	2,177,732
Denny's Corp. (a)	14,117	79,338
DineEquity, Inc.	2,308	158,952
Domino's Pizza, Inc.	7,863	457,233
Dover Downs Gaming & Entertainment, Inc.	3,295	5,107
Dover Motorsports, Inc.	4,712	10,178
Dunkin' Brands Group, Inc.	10,378	444,386
Einstein Noah Restaurant Group, Inc.	1,490	21,158
Empire Resorts, Inc. (a)	3,211	9,376
Entertainment Gaming Asia, Inc. (a)	3,165	5,824
Famous Dave's of America, Inc. (a)	1,603	24,991
Fiesta Restaurant Group, Inc. (a)	2,879	99,009
Full House Resorts, Inc. (a)	3,528	9,526
Gaming Partners International Corp.	1,026	8,105
Hawaiian Holdings, Inc. (a)	7,344	44,872
Hertz Global Holdings, Inc. (a)(b)	55,234	1,369,803
HomeAway, Inc. (a)	5,022	162,411
Hyatt Hotels Corp. (a)	7,615	307,341
International Speedway Corp., Class A	3,105	97,714
Interval Leisure Group, Inc.	5,356	106,691
Isle of Capri Casinos, Inc. (a)	3,562	26,715
Jack in the Box, Inc. (a)	6,213	244,109
JetBlue Airways Corp. (a)	30,570	192,591
Krispy Kreme Doughnuts, Inc. (a)	9,422	164,414
Las Vegas Sands Corp.	48,792	2,582,561
Life Time Fitness, Inc. (a)	5,424	271,797
Luby's, Inc. (a)	3,348	28,291
MGM Resorts International (a)	51,576	762,293
MTR Gaming Group, Inc. (a)	3,170	10,619
Madison Square Garden, Inc. (a)	8,548	506,469
Marcus Corp.	2,990	38,033
Marriott Vacations Worldwide Corp. (a)	4,340	187,662
Monarch Casino & Resort, Inc. (a)	1,701	28,679
Morgans Hotel Group Co. (a)	5,742	46,281
Multimedia Games Holding Co., Inc. (a)	4,132	107,721
Norwegian Cruise Line Holdings, Ltd. (a)	3,361	101,872
Orbitz Worldwide, Inc. (a)	3,851	30,924

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Travel & Leisure (concluded)
Orient Express Hotels Ltd., Class A (a)	12,672	$154,091
Panera Bread Co., Class A (a)(b)	3,900	725,166
Papa John's International, Inc. (a)	2,345	153,293
Penn National Gaming, Inc. (a)	9,426	498,258
Pinnacle Entertainment, Inc. (a)	8,495	167,097
Premier Exhibitions, Inc. (a)	8,491	14,774
Reading International, Inc., Class A (a)	3,535	22,483
Red Lion Hotels Corp. (a)	3,935	24,043
Red Robin Gourmet Burgers, Inc. (a)	1,878	103,628
Regal Entertainment Group, Series A	11,088	198,475
Republic Airways Holdings, Inc. (a)	5,460	61,862
Rick's Cabaret International, Inc. (a)	1,858	16,035
Royal Caribbean Cruises Ltd.	19,652	655,198
Ruby Tuesday, Inc. (a)	8,054	74,338
Ruth's Hospitality Group, Inc.	5,434	65,588
Ryman Hospitality Properties	7,218	281,574
SHFL Entertainment, Inc. (a)	7,864	139,271
Scientific Games Corp., Class A (a)	7,400	83,250
SeaWorld Entertainment, Inc.	3,718	130,502
Six Flags Entertainment Corp.	13,132	461,721
SkyWest, Inc.	6,485	87,807
Sonic Corp. (a)	7,843	114,194
Speedway Motorsports, Inc.	1,229	21,385
Spirit Airlines, Inc. (a)	6,494	206,314
Steiner Leisure Ltd. (a)	1,878	99,271
Texas Roadhouse, Inc., Class A	8,009	200,385
Town Sports International Holdings, Inc.	3,399	36,607
Travelzoo, Inc. (a)(b)	1,453	39,609
US Airways Group, Inc. (a)	22,740	373,391
United Continental Holdings, Inc. (a)	45,974	1,438,526
Vail Resorts, Inc.	4,918	302,555
WMS Industries, Inc. (a)	7,610	194,131
The Wendy's Co.	38,661	225,394
World Wrestling Entertainment, Inc.	4,291	44,240
		23,043,822
Total Common Stocks – 96.6%		470,865,441

	Beneficial Interest (000)	Value
Other Interests (e)
Fixed Line Telecommunications — 0.0%
Primus Telecommunications Group, Inc.	$29	$1
Pharmaceuticals & Biotechnology — 0.0%
Merck Contingent Value	3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	—
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests – 0.0%	1

	Par (000)
Rights
Automobiles & Parts — 0.0%
Federal-Mogul Corp. (Expires 12/27/14)(a)	2,419	411
Total Rights – 0.0%		411

	Shares
Warrants (f)
Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A (Issued 12/27/07, 1 Share for 1 Warrant, Expires 12/27/14, Strike Price $45.82) (Expires 12/27/14) (a)	249	2
Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp. (Issued 8/31/12, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price $10.50) (Expires 10/14/13) (a)	1,481	—
Total Warrants – 0.0%		2
Total Long-Term Investments (Cost – $309,010,940) – 96.6%		470,865,855

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Short-Term Securities
	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (d)(g)(h)	$32,268	$32,267,758
	Shares
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.06% (d)(g)	16,487,365	16,487,365
Total Short-Term Securities (Cost – $48,755,123) – 10.0%		48,755,123
Total Investments (Cost - $357,766,063*) – 106.6%		519,620,978
Liabilities in Excess of Other Assets – (6.6)%		(32,116,529)
Net Assets – 100.0%		$487,504,449

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax cost	$360,836,100

	Gross unrealized appreciation	$181,873,981
	Gross unrealized depreciation	(23,089,103)

	Net unrealized appreciation	$158,784,878

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged in connection with open financial futures contracts.
(d)	Investments in issuers considered to be an affiliate of the Series during the six months ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	11,170,008	5,317,357[1]	—	16,487,365	$16,487,365	$8,646
BlackRock Liquidity Series LLC, Money Market Series	$14,273,670	$17,994,088[1]	—	$32,267,758	$32,267,758	$175,830
PennyMac Mortgage Investment Trust	5,478	—	—	5,478	$115,312	$6,245

[1]	Represents net shares/beneficial interest purchased.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series

(g)	Represents the current yield as of report date.
(h)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series’ management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
79	Russell 2000 Mini Index	ICE Futures US Indices	September 2013	$7,700,130	$52,637
76	S&P MidCap 400 E-Mini	Chicago Mercantile	September 2013	$8,800,040	(36,912)
Total					$15,725

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$7,274,415	—	—	$7,274,415
Alternative Energy	416,842	—	—	416,842
Automobiles & Parts	8,558,613	—	—	8,558,613
Banks	24,172,006	—	—	24,172,006
Beverages	338,082	—	—	338,082
Chemicals	11,824,382	—	—	11,824,382
Construction & Materials	11,949,522	—	—	11,949,522

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (continued)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Electricity	$8,277,760	—	—	$8,277,760
Electronic & Electrical Equipment	14,501,085	—	—	14,501,085
Financial Services	14,862,551	—	—	14,862,551
Fixed Line Telecommunications	1,723,981	—	—	1,723,981
Food & Drug Retailers	3,558,804	—	—	3,558,804
Food Producers	7,003,998	—	—	7,003,998
Food Products	3,233,061	—	—	3,233,061
Forestry & Paper	1,549,200	—	—	1,549,200
Gas, Water & Multi-Utilities	7,242,092	—	—	7,242,092
General Industrials	6,233,893	—	—	6,233,893
General Retailers	23,304,786	—	—	23,304,786
Health Care Equipment & Services	23,910,914	—	—	23,910,914
Household Goods & Home Construction	10,614,715	—	—	10,614,715
Industrial Engineering	14,592,673	—	—	14,592,673
Industrial Metals & Mining	2,857,651	—	—	2,857,651
Industrial Transportation	6,927,755	—	—	6,927,755
Leisure Goods	3,898,359	—	—	3,898,359
Life Insurance	2,122,544	—	—	2,122,544
Media	20,603,091	—	—	20,603,091
Mining	2,375,727	—	—	2,375,727
Mobile Telecommunications	2,774,187	—	—	2,774,187
Nonlife Insurance	18,140,486	—	—	18,140,486
Oil & Gas Producers	14,367,252	—	—	14,367,252
Oil Equipment, Services & Distribution	16,041,330	—	—	16,041,330
Personal Goods	7,463,933	—	—	7,463,933
Pharmaceuticals & Biotechnology	22,373,207	1,224,050	—	23,597,257
Real Estate Investment & Services	3,754,203	—	—	3,754,203
Real Estate Investment Trusts (REITs)	43,464,550	—	—	43,464,550
Software & Computer Services	29,323,640	—	—	29,323,640
Support Services	21,870,316	—	—	21,870,316
Technology Hardware & Equipment	22,489,321	—	—	22,489,321
Tobacco	606,642	—	—	606,642
Travel & Leisure	23,043,822	—	—	23,043,822
Other Interests:
Fixed Line Telecommunications	1	—	—	1
Rights:
Automobiles & Parts	411	—	—	411
Warrants:
Automobiles & Parts	2	—	—	2
Short-Term Securities	16,487,365	32,267,758	—	48,755,123
Total	$486,129,170	$33,491,808	—	$519,620,978

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$52,637	—	—	$52,637
Liabilities:
Equity contracts	(36,912)	—	—	(36,912)
Total	$15,725	—	—	$15,725
[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 2	Level 2	Level 3	Total
Assets:
Cash	$27,818	—	—	$27,818
Liabilities:
Collateral on securities loaned at value	—	$(32,267,758)	—	$(32,267,758)
Total	$27,818	$(32,267,758)	—	$(32,239,940)

There were no transfers between levels during the six months ended June 30, 2013.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Statement of Assets and Liabilities	Master Extended Market Index Series

June 30, 2013 (Unaudited)
Assets
Investments at value - unaffiliated (including securities loaned at value of $31,141,579) (cost — $308,902,848)	$470,750,543
Investments at value - affiliated (cost — $48,863,215)	48,870,435
Cash	27,818
Dividends receivable	570,876
Contributions receivable from investors	336,389
Investments sold receivable	200,340
Securities lending income receivable — affiliated	20,695
Prepaid expenses	1,493
Total assets	520,778,589

Liabilities
Collateral on securities loaned at value	32,267,758
Investments purchased payable	847,417
Variation margin payable	36,626
Other affiliates payable	3,536
Investment advisory fees payable	2,642
Directors' fees payable	2,243
Other accrued expenses payable	113,918
Total liabilities	33,274,140
Net Assets	$487,504,449

Net Assets Consist of
Investors' capital	$325,633,808
Net unrealized appreciation/depreciation	161,870,641

Net Assets	$487,504,449

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Statement of Operations	Master Extended Market Index Series

Six Months Ended June 30, 2013 (Unaudited)
Investment Income
Dividends - unaffiliated	$2,734,976
Foreign taxes withheld	(3,967)
Securities lending - affiliated - net	175,830
Dividends - affiliated	14,891
Total income	2,921,730

Expenses
Investment advisory	22,667
Accounting services	62,684
Professional	31,494
Custodian	18,319
Printing	13,512
Directors	9,551
Miscellaneous	3,292
Total expenses	161,519
Less fees waived and/or reimbursed by Manager	(7,057)
Total expenses after fees waived and/or reimbursed	154,462
Net investment income	2,767,268

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	6,623,863
Financial futures contracts	2,161,337
8,785,200
Net change in unrealized appreciation/depreciation on:
Investments	51,840,179
Financial futures contracts	(149,102)
51,691,077
Total realized and unrealized gain	60,476,277
Net Increase in Net Assets Resulting from Operations	$63,243,545

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Statements of Changes in Net Assets	Master Extended Market Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations
Net investment income	$2,767,268	$7,371,799
Net realized gain	8,785,200	271,624
Net change in unrealized appreciation/depreciation	51,691,077	66,917,117
Net increase in net assets resulting from operations	63,243,545	74,560,540

Capital Transactions
Proceeds from contributions	66,762,923	68,284,242
Value of withdrawals	(40,806,576)	(184,292,124)
Net increase (decrease) in net assets derived from capital transactions	25,956,347	(116,007,882)

Net Assets
Total increase (decrease) in net assets	89,199,892	(41,447,342)
Beginning of period	398,304,557	439,751,899
End of period	$487,504,449	$398,304,557

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Financial Highlights	Master Extended Market Index Series

	Six Months Ended June 30, 2013			Year Ended December 31,
	(Unaudited)		2012		2011		2010		2009		2008
Total Investment Return
Total investment return	15.58%	[1]		18.04%		(3.55)%		28.65%		37.08%		(39.13)%

Ratios to Average Net Assets
Total expenses	0.07%	[2]		0.10%		0.08%		0.08%		0.11%		0.11%
Total expenses after fees waived and/or reimbursed	0.07%	[2]		0.09%		0.08%		0.08%		0.10%		0.11%
Net investment income	1.22%	[2]		1.83%		1.29%		1.30%		1.26%		1.47%

Supplemental Data
Net assets, end of period (000)	$487,504			$398,305		$439,752		$437,426		$286,216		$199,403
Portfolio turnover	6%			12%		12%		15%		20%		33%

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Notes to Financial Statements (Unaudited)	Master Extended Market Index Series

1. Organization:

Master Extended Market Index Series (the “Series”), a diversified, open-end management investment company, is a series of Quantitative

Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company

Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Series:

Valuation: US GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair value of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series value its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital.  Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee or its delegate, deem relevant consistent with the principals of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series' pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates.

Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Notes to Financial Statements (continued)	Master Extended Market Index Series

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' US federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Series may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Series should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Series earns dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the Series can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities.

The following table is a summary of the Series’ open securities lending agreements by counterparty which are subject to offset under a MSLA as of June 30, 2013:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount[2]
Barclays Capital, Inc.	$242,705	$(242,705)	—
BNP Paribas S.A.	22,788	(22,788)	—
Citigroup Global Markets, Inc.	370,244	(369,755)	$489
Credit Suisse Securities (USA) LLC	10,397,961	(10,397,961)	—
Deutsche Bank Securities, Inc.	738,950	(738,950)	—
Goldman Sachs & Co	1,719,245	(1,719,245)	—
JPMorgan Securitas LLC	408,541	(408,541)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	87,208	(87,208)	—
Morgan Stanley	16,483,082	(16,483,082)	—
SG Americas Securities LLC	4,774	(4,774)	—
UBS Securities LLC	666,081	(666,081)	—
Total	$31,141,579	$(31,141,090)	$489

1 Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $32,267,758 has been received in connection with securities lending transactions.

2 The market value of the loaned securities is determined as of June 30, 2013. Additional collateral is delivered to the Series on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Series benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Notes to Financial Statements (continued)	Master Extended Market Index Series

received. During the six months ended June 30, 2013, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Series purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Upon entering into a financial futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

The following is a summary of the Series’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2013
	Derivative Assets
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation[1]	$15,725

[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations
Six Months Ended June 30, 2013
Net Realized Gain From
Equity contracts:
Financial futures contracts	$2,161,337
Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$(149,102)

For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	166
Average number of contracts sold	1
Average notional value of contracts purchased	$17,449,225
Average notional value of contracts sold	$115,100

Counterparty Credit Risk:

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right to offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearing house. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investment in other affiliated investment companies, if any. This amount is included in fees waived and/or reimbursed by Manager in the Statement of Operations. For the six months ended June 30, 2013, the amount waived was $7,057.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Notes to Financial Statements (concluded)	Master Extended Market Index Series

The Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

For the six months ended June 30, 2013, the Series reimbursed the Manager $1,829 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business, in order to limit expenses to 0.12% of the Series’ average daily net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to May 1, 2014 unless approved by the Board, including a majority of the Independent Trustees.

There were no fees waived and/or reimbursed by Manager for the six months ended June 30, 2013.

The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedule of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Series retains 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Series benefits from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Series is shown as securities lending — affiliated — net in the Statement of Operations. For the six months ended June 30, 2013, BIM received $188,984 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2013, were $51,970,895 and $25,349,342, respectively.

7. Bank Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Series did not borrow under the credit agreement during the six months ended June 30, 2013.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

As of June 30, 2013, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement	Master Extended Market Index Series

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met in person on April 11, 2013 (the “April Meeting”) and May 21-22, 2013 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its interest holders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Portfolio’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Portfolio by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)	Master Extended Market Index Series

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper1, as well as the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Portfolio to BlackRock; (g) sales and redemption data regarding the Portfolio’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2014. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the

1 Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)	Master Extended Market Index Series

statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

The Board noted that the Portfolio’s gross performance (before fees and expenses), as agreed upon by the Board, was within tolerance of its benchmark during each of the one-, three- and five-year periods reported. BlackRock believes that gross performance relative to the benchmark is an appropriate performance metric for the Portfolio.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C.	Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total net operating expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)	Master Extended Market Index Series

The Board noted that the Portfolio’s contractual management fee rate ranked in the first quartile relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total net operating expenses as a percentage of the Portfolio’s average daily net assets.

D.	Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E.	Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2014, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Officers and Directors	Master Extended Market Index Series

Ronald W. Forbes, Co-Chairman of the Board and
Director

Rodney D. Johnson, Co-Chairman of the Board and
Director

David O. Beim, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

Paul L. Audet, Director

Henry Gabbay, Director

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment

Management, LLC

Princeton, NJ 08540

Custodian

JPMorgan Chase Bank

Brooklyn, NY 11245

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Series

100 Bellevue Parkway

Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2013

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 29, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 29, 2013

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